UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22167

Virtus Strategy Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS STRATEGY TRUST

March 31, 2024
Virtus Convertible Fund*
Virtus Duff & Phelps Water Fund*
Virtus Global Allocation Fund*
Virtus International Small-Cap Fund*
Virtus Newfleet Short Duration High Income Fund*
Virtus NFJ Emerging Markets Value Fund*
Virtus NFJ Global Sustainability Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2024.
As the outlook for inflation and interest rates improved, markets showed strength in the fourth quarter of 2023 and the first quarter of 2024. The efforts of the Federal Reserve (“Fed”) and other central banks to manage inflation appeared more likely to generate an economic “soft landing,” and there was hope for rate cuts on the horizon. Investor optimism about the possibilities for artificial intelligence (AI) also drove markets higher.
Domestic equity indexes posted strong returns for the six months ended March 31, 2024. U.S. large-capitalization stocks led the way with a return of 23.48%, as measured by the S&P 500® Index, while small-cap stocks returned 19.94%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 16.81%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 10.42%.
In fixed income markets, the yield on the 10-year Treasury declined to 4.20% on March 31, 2024, from 4.59% on September 30, 2023. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 5.99% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 8.75%.
Thank you for entrusting the Virtus Funds with your assets. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Trustee, Virtus Funds
May 2024
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Strategy Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Convertible Fund
	Class A	$ 1,000.00	$ 1,096.60	0.96%	$ 5.03
	Class C	1,000.00	1,092.70	1.73	9.05
	Class P	1,000.00	1,098.10	0.71	3.72
	Institutional Class	1,000.00	1,098.10	0.71	3.72
	Class R6	1,000.00	1,098.80	0.62	3.25
	Administrative Class	1,000.00	1,096.90	0.93	4.88
Duff & Phelps Water Fund
	Class A	1,000.00	1,227.60	1.22	6.79
	Class C	1,000.00	1,222.60	1.97	10.95
	Class P	1,000.00	1,228.90	0.94	5.24
	Institutional Class	1,000.00	1,228.60	0.93	5.18
Global Allocation Fund
	Class A	1,000.00	1,126.90	0.52	2.76
	Class C	1,000.00	1,124.00	1.27	6.74
	Class P	1,000.00	1,128.70	0.32	1.70
	Institutional Class	1,000.00	1,129.60	0.29	1.54
	Class R6	1,000.00	1,129.70	0.22	1.17
	Administrative Class	1,000.00	1,127.60	0.47	2.50
International Small-Cap Fund
	Class A	1,000.00	1,134.40	1.26	6.72
	Class C	1,000.00	1,130.60	2.01	10.71
	Class P	1,000.00	1,135.10	1.11	5.92
	Institutional Class	1,000.00	1,135.60	1.05	5.61
	Class R6	1,000.00	1,135.90	1.01	5.39
Newfleet Short Duration High Income Fund
	Class A	1,000.00	1,059.20	0.86	4.43
	Class C	1,000.00	1,058.30	1.11	5.71
	Class P	1,000.00	1,060.70	0.65	3.35
	Institutional Class	1,000.00	1,061.10	0.60	3.09
	Class R6	1,000.00	1,061.50	0.55	2.83
NFJ Emerging Markets Value Fund
	Class A	1,000.00	1,011.40	1.19	5.98
	Class C	1,000.00	1,007.60	1.93	9.69
	Class P	1,000.00	1,011.40	1.03	5.18
	Institutional Class	1,000.00	1,012.80	0.93	4.68

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Global Sustainability Fund
	Class A	$1,000.00	$1,114.50	0.94%	$ 4.97
	Class P	1,000.00	1,115.50	0.79	4.18
	Institutional Class	1,000.00	1,116.40	0.69	3.65

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Convertible Fund
	Class A	$ 1,000.00	$ 1,020.20	0.96%	$ 4.85
	Class C	1,000.00	1,016.35	1.73	8.72
	Class P	1,000.00	1,021.45	0.71	3.59
	Institutional Class	1,000.00	1,021.45	0.71	3.59
	Class R6	1,000.00	1,021.90	0.62	3.13
	Administrative Class	1,000.00	1,020.35	0.93	4.70
Duff & Phelps Water Fund
	Class A	1,000.00	1,018.90	1.22	6.16
	Class C	1,000.00	1,015.15	1.97	9.92
	Class P	1,000.00	1,020.30	0.94	4.75
	Institutional Class	1,000.00	1,020.35	0.93	4.70
Global Allocation Fund
	Class A	1,000.00	1,022.40	0.52	2.63
	Class C	1,000.00	1,018.65	1.27	6.41
	Class P	1,000.00	1,023.40	0.32	1.62
	Institutional Class	1,000.00	1,023.55	0.29	1.47
	Class R6	1,000.00	1,023.90	0.22	1.11
	Administrative Class	1,000.00	1,022.65	0.47	2.38
International Small-Cap Fund
	Class A	1,000.00	1,018.70	1.26	6.36
	Class C	1,000.00	1,014.95	2.01	10.13
	Class P	1,000.00	1,019.45	1.11	5.60
	Institutional Class	1,000.00	1,019.75	1.05	5.30
	Class R6	1,000.00	1,019.95	1.01	5.10
Newfleet Short Duration High Income Fund
	Class A	1,000.00	1,020.70	0.86	4.34
	Class C	1,000.00	1,019.45	1.11	5.60
	Class P	1,000.00	1,021.75	0.65	3.29
	Institutional Class	1,000.00	1,022.00	0.60	3.03
	Class R6	1,000.00	1,022.25	0.55	2.78

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Emerging Markets Value Fund
	Class A	$1,000.00	$1,019.05	1.19%	$ 6.01
	Class C	1,000.00	1,015.35	1.93	9.72
	Class P	1,000.00	1,019.85	1.03	5.20
	Institutional Class	1,000.00	1,020.35	0.93	4.70
NFJ Global Sustainability Fund
	Class A	1,000.00	1,020.30	0.94	4.75
	Class P	1,000.00	1,021.05	0.79	3.99
	Institutional Class	1,000.00	1,021.55	0.69	3.49

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Financial Times Stock Exchange (“FTSE”)
FTSE Russell provides a comprehensive range of reliable and accurate indexes, giving investors the tools they require to measure and analyze global markets across asset classes, styles or strategies.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2024
Markit CDX® Emerging Markets Index (“CDX.EM”)
CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of underlying home loans bought from banks which issue them.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tokyo Stock Price Index (“TOPIX”)
Tokyo Stock Price Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

VIRTUS STRATEGY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2024
For each Fund, the following tables present asset allocations within certain industries or sectors as a percentage of total investments as of March 31, 2024.
Convertible Fund
Convertible Bonds and Notes		93%
Internet	13%
Software	10
Commercial Services	9
All other Convertible Bonds and Notes	61
Convertible Preferred Stocks		7
Total		100%

Duff & Phelps Water Fund
Machinery	26%
Water Utilities	22
Commercial Services & Supplies	11
Trading Companies & Distributors	7
Building Products	7
Construction & Engineering	6
Life Sciences Tools & Services	5
Chemicals	5
Electronic Equipment, Instruments & Components	4
Multi-Utilities	4
Other	3
Total	100%

Global Allocation Fund
Common Stocks		26%
Software	3%
Insurance	2
Healthcare Providers & Services	2
All other Common Stocks	19
Affiliated Mutual Funds		25
Corporate Bonds and Notes		15
Banks	4
Electric Utilities	3
Equity Real Estate Investment Trusts (REITs)	1
All other Corporate Bonds and Notes	7
Mortgage-Backed Securities		11
U.S. Government Securities		7
Asset-Backed Securities		4
Exchange-Traded Fund		4
Other (includes short-term investment)		8
Total		100%

International Small-Cap Fund
Banks	9%
Trading Companies & Distributors	8
Oil, Gas & Consumable Fuels	6
Specialty Retail	6
Machinery	4
Capital Markets	4
Semiconductors & Semiconductor Equipment	4
Food Products	4
Automobile Components	4
Metals & Mining	3
Construction & Engineering	3
Other	45
Total	100%

Newfleet Short Duration High Income Fund
Corporate Bonds and Notes		88%
Industrials	15%
Energy	14
Financials	12
All other Corporate Bonds and Notes	47
Leveraged Loans		12
Total		100%

NFJ Emerging Markets Value Fund
Information Technology	25%
Consumer Discretionary	20
Financials	14
Industrials	8
Materials	7
Utilities	7
Communication Services	6
Other	13
Total	100%

VIRTUS STRATEGY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2024
NFJ Global Sustainability Fund
Software	15%
Healthcare Equipment & Supplies	9
Electric Utilities	8
Trading Companies & Distributors	6
Banks	5
Industrial REITs	4
Life Sciences Tools & Services	4
Gas Utilities	4
Capital Markets	4
Office REITs	4
Other	37
Total	100%

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—92.2%
Aerospace & Defense—0.7%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 5,070	$ 5,368
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	3,310	4,631
		9,999

Auto Manufacturers—1.2%
Ford Motor Co. 0.000%, 3/15/26(2)	7,100	7,338
Rivian Automotive, Inc.
4.625%, 3/15/29	3,630	2,906
144A 3.625%, 10/15/30(1)	8,835	6,184
		16,428

Banks—3.5%
Barclays Bank plc
0.000%, 2/18/25	5,695	6,410
1.000%, 2/16/29(3)	13,220	14,230
BofA Finance LLC 0.600%, 5/25/27	10,335	13,113
Morgan Stanley Finance LLC 1.500%, 1/28/27(3)	12,545	14,241
		47,994

Biotechnology—3.1%
Bridgebio Pharma, Inc. 2.500%, 3/15/27	6,990	7,489
Cytokinetics, Inc. 3.500%, 7/1/27	2,935	4,659
Immunocore Holdings plc 144A 2.500%, 2/1/30(1)	6,600	6,877
Insmed, Inc.
1.750%, 1/15/25	8,400	8,904
0.750%, 6/1/28	5,525	5,917
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	7,250	8,469
		42,315

Commercial Services—8.7%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	31,695	26,228
Block, Inc. 0.125%, 3/1/25	29,805	30,475
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	23,235	24,559
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)	16,680	15,397
Shift4 Payments, Inc. 0.500%, 8/1/27	14,775	13,704
Stride, Inc. 1.125%, 9/1/27	5,705	7,545
		117,908

Computers—5.5%
CyberArk Software Ltd. 0.000%, 11/15/24	6,305	10,741
	Par Value	Value

Computers—continued
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(1)	$ 4,780	$ 4,491
Parsons Corp. 144A 2.625%, 3/1/29(1)	15,600	16,887
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	5,395	6,860
Varonis Systems, Inc. 1.250%, 8/15/25	3,630	5,739
Western Digital Corp. 144A 3.000%, 11/15/28(1)	15,295	22,415
Zscaler, Inc. 0.125%, 7/1/25	5,480	7,466
		74,599

Electric Utilities—5.2%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	6,130	6,553
NRG Energy, Inc. 2.750%, 6/1/48	4,355	7,206
PG&E Corp. 144A 4.250%, 12/1/27(1)	25,390	25,504
Southern Co. (The) 3.875%, 12/15/25	30,620	30,467
		69,730

Electronics—0.5%
Itron, Inc. 0.000%, 3/15/26(2)	6,620	6,632
Energy-Alternate Sources—0.8%
Plug Power, Inc. 3.750%, 6/1/25	3,135	3,201
Sunnova Energy International, Inc. 2.625%, 2/15/28	17,515	7,049
		10,250

Engineering & Construction—2.3%
Fluor Corp. 144A 1.125%, 8/15/29(1)	16,245	18,267
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	9,325	12,794
		31,061

Entertainment—4.6%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	23,055	19,885
IMAX Corp. 0.500%, 4/1/26	10,820	10,050
Live Nation Entertainment, Inc.
2.000%, 2/15/25	20,295	22,464
3.125%, 1/15/29	8,550	10,255
		62,654

Environmental Services—1.1%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	14,015	15,373
	Par Value	Value

Financial Services—5.1%
Bread Financial Holdings, Inc. 144A 4.250%, 6/15/28(1)	$ 8,105	$ 9,407
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(3)	12,120	13,158
Coinbase Global, Inc. 0.500%, 6/1/26	20,940	22,914
Encore Capital Group, Inc. 4.000%, 3/15/29	11,255	10,523
JPMorgan Chase Financial Co. LLC 1.000%, 3/15/27(3)	12,270	13,404
		69,406

Health Care REITs—2.1%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	25,785	28,701
Healthcare-Products—5.6%
Enovis Corp. 144A 3.875%, 10/15/28(1)	2,745	3,512
Glaukos Corp. 2.750%, 6/15/27	4,080	7,242
Integer Holdings Corp. 2.125%, 2/15/28	8,605	12,417
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	8,210	8,664
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	365	398
Natera, Inc. 2.250%, 5/1/27	6,010	14,648
Repligen Corp. 144A 1.000%, 12/15/28(1)	8,700	9,742
Shockwave Medical, Inc. 144A 1.000%, 8/15/28(1)	8,130	10,386
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	8,010	8,789
		75,798

Insurance—0.8%
HCI Group, Inc. 4.750%, 6/1/42	7,050	10,923
Internet—12.7%
Booking Holdings, Inc. 0.750%, 5/1/25	5,160	9,959
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	6,050	6,602
Expedia Group, Inc. 0.000%, 2/15/26(2)	16,515	15,210
Lyft, Inc. 144A 0.625%, 3/1/29(1)	12,300	14,368
Palo Alto Networks, Inc. 0.375%, 6/1/25	6,555	18,708
PDD Holdings, Inc. 0.000%, 12/1/25	13,435	12,949
Snap, Inc. 0.750%, 8/1/26	9,195	8,809
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Internet—continued
Uber Technologies, Inc. 0.000%, 12/15/25(2)	$ 26,835	$ 30,122
Wayfair, Inc.
1.125%, 11/1/24	11,380	11,152
1.000%, 8/15/26	14,710	13,579
3.250%, 9/15/27	11,665	15,339
Zillow Group, Inc.
2.750%, 5/15/25	12,330	13,024
1.375%, 9/1/26	1,465	1,805
		171,626

Iron & Steel—0.8%
ATI, Inc. 3.500%, 6/15/25	3,185	10,557
Leisure Time—3.8%
Carnival Corp. 5.750%, 12/1/27	6,955	10,467
NCL Corp., Ltd. 1.125%, 2/15/27	18,045	17,018
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	8,270	23,504
		50,989

Media—1.4%
DISH Network Corp. 0.000%, 12/15/25(2)	7,710	5,628
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	6,990	6,615
Liberty Media Corp. 3.750%, 3/15/28	5,575	6,827
		19,070

Miscellaneous Manufacturing—1.0%
Axon Enterprise, Inc. 0.500%, 12/15/27	9,350	13,586
Oil, Gas & Consumable Fuels—1.9%
CNX Resources Corp. 2.250%, 5/1/26	7,460	14,104
Permian Resources Operating LLC 3.250%, 4/1/28	1,280	3,779
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,685	7,681
		25,564

Passenger Airlines—1.3%
American Airlines Group, Inc. 6.500%, 7/1/25	15,015	17,402
Pharmaceuticals—2.5%
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	21,270	22,783
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	2,120	2,389
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	5,140	9,272
		34,444

	Par Value	Value

Retail—2.1%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	$ 13,655	$ 17,383
Freshpet, Inc. 3.000%, 4/1/28	6,480	11,628
		29,011

Semiconductors—4.0%
Impinj, Inc. 1.125%, 5/15/27	6,035	8,151
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	7,985	10,065
ON Semiconductor Corp. 0.500%, 3/1/29	12,665	12,462
Semtech Corp. 1.625%, 11/1/27	4,135	4,065
SMART Global Holdings, Inc. 2.000%, 2/1/29	5,705	7,859
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	5,275	7,345
Wolfspeed, Inc. 0.250%, 2/15/28	8,270	4,826
		54,773

Software—9.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	13,640	16,088
Confluent, Inc. 0.000%, 1/15/27(2)	12,305	10,537
Datadog, Inc. 0.125%, 6/15/25	10,390	14,640
Evolent Health, Inc. 144A 3.500%, 12/1/29(1)	3,640	4,175
Guidewire Software, Inc. 1.250%, 3/15/25	6,795	7,838
HubSpot, Inc. 0.375%, 6/1/25	2,960	6,636
MicroStrategy, Inc.
0.000%, 2/15/27	18,650	25,388
144A 0.875%, 3/15/31(1)	6,210	6,300
MongoDB, Inc. 0.250%, 1/15/26	4,180	7,318
Nutanix, Inc. 0.250%, 10/1/27	10,980	13,451
Tyler Technologies, Inc. 0.250%, 3/15/26	18,550	18,634
		131,005

Telecommunications—0.2%
InterDigital, Inc. 3.500%, 6/1/27	1,830	2,624
Total Convertible Bonds and Notes (Identified Cost $1,132,496)		1,250,422

Shares
Convertible Preferred Stocks—6.5%
Banks—3.3%
Wells Fargo & Co. Series L, 7.500%	36,535	44,549
	Shares	Value
Electric Utilities—0.7%
NextEra Energy, Inc., 6.926%	251,355	$ 9,785
Financial Services—1.3%
Apollo Global Management, Inc., 6.750%	279,665	17,829
Machinery—1.2%
Chart Industries, Inc. Series B, 6.750%	124,915	8,021
RBC Bearings, Inc. Series A, 5.000%	64,300	7,850
		15,871

Total Convertible Preferred Stocks (Identified Cost $84,332)		88,034

Total Long-Term Investments—98.7% (Identified Cost $1,216,828)		1,338,456

TOTAL INVESTMENTS—98.7% (Identified Cost $1,216,828)		$1,338,456
Other assets and liabilities, net—1.3%		17,991
NET ASSETS—100.0%		$1,356,447

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $359,719 or 26.5% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Country Weightings†
United States	90%
Cayman Islands	2
United Kingdom	2
Liberia	2
Bermuda	1
Israel	1
Panama	1
Other	1
Total	100%
† % of total investments as of March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,250,422	$ —	$1,195,389	$55,033
Convertible Preferred Stocks	88,034	88,034	—	—
Total Investments	$1,338,456	$88,034	$1,195,389	$55,033
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Equity-Linked Note
Investments in Securities
Balance as of September 30, 2023:	$ 7,151	$ —	$ 7,151
Accrued discount/(premium)	9	—	9
Net realized gain (loss)	(895)	—	(895)
Net change in unrealized appreciation (depreciation)(a)	2,091	967	1,124
Purchases	58,866	54,066	4,800
Sales (b)	(12,189)	—	(12,189)
Balance as of March 31, 2024	$ 55,033	$ 55,033	$ —
(a) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024, was $967.
(b) Includes paydowns on securities.
See Notes to Financial Statements

Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Brazil—3.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,375,000	$ 23,141
Canada—4.3%
GFL Environmental, Inc.	256,781	8,859
Stantec, Inc.	233,754	19,407
		28,266

China—0.9%
China Water Affairs Group Ltd.	10,300,000	6,040
France—3.8%
Veolia Environnement S.A.	774,096	25,163
Japan—1.6%
Kurita Water Industries Ltd.	254,600	10,518
Netherlands—3.2%
Aalberts N.V.	115,000	5,532
Arcadis N.V.	253,414	15,516
		21,048

Switzerland—3.2%
Geberit AG Registered Shares	17,604	10,404
Georg Fischer AG Registered Shares	144,238	10,700
		21,104

United Kingdom—16.8%
Ferguson plc	70,961	15,500
Halma plc	422,371	12,624
Pentair plc	357,719	30,563
Severn Trent plc	1,068,860	33,322
United Utilities Group plc	1,405,177	18,250
		110,259

	Shares	Value

United States—61.8%
Advanced Drainage Systems, Inc.	119,200	$ 20,531
AECOM	134,726	13,214
American Water Works Co., Inc.	245,318	29,980
Badger Meter, Inc.	90,500	14,644
Core & Main, Inc. Class A(1)	565,719	32,387
Danaher Corp.	59,690	14,906
Ecolab, Inc.	140,595	32,463
Essential Utilities, Inc.	921,407	34,138
Franklin Electric Co., Inc.	77,783	8,308
IDEX Corp.	99,916	24,382
Mueller Water Products, Inc. Class A	325,800	5,242
Tetra Tech, Inc.	169,238	31,260
Thermo Fisher Scientific, Inc.	31,500	18,308
Valmont Industries, Inc.	37,251	8,504
Veralto Corp.	221,898	19,673
Waste Management, Inc.	65,716	14,007
Watts Water Technologies, Inc. Class A	29,248	6,217
Xylem, Inc.	493,012	63,717
Zurn Elkay Water Solutions Corp.	424,100	14,195
		406,076

Total Common Stocks (Identified Cost $402,823)		651,615

Total Long-Term Investments—99.1% (Identified Cost $402,823)		651,615

TOTAL INVESTMENTS—99.1% (Identified Cost $402,823)		$651,615
Other assets and liabilities, net—0.9%		5,616
NET ASSETS—100.0%		$657,231
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	62%
United Kingdom	17
Canada	4
France	4
Brazil	4
Switzerland	3
Netherlands	3
Other	3
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$651,615	$651,615
Total Investments	$651,615	$651,615
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.4%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 639
U.S. Treasury Bonds
3.250%, 5/15/42	2,546	2,164
2.250%, 2/15/52	4,000	2,631
3.625%, 5/15/53	1,500	1,318
U.S. Treasury Notes
2.625%, 5/31/27	1,000	948
4.000%, 1/31/29	500	495
2.875%, 5/15/32	2,000	1,816
3.375%, 5/15/33	3,600	3,372
Total U.S. Government Securities (Identified Cost $15,023)		13,383

Foreign Government Security—0.9%
Japan Government Thirty Year Bond 1.400%, 9/20/52	300,000 JPY	1,841
Total Foreign Government Security (Identified Cost $2,234)		1,841

Mortgage-Backed Securities—10.4%
Agency—7.7%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	771
Federal National Mortgage Association
2021-M1S, A2 1.383%, 12/25/30(2)	2,000	1,636
2021-M3G, A2 1.245%, 1/25/31(2)	1,000	807
2021-M2G, A2 1.375%, 3/25/31(2)	1,000	808
2021-M2S, A2 1.808%, 10/25/31(2)	1,000	823
Government National Mortgage Association
Pool #784446 3.000%, 2/20/48	629	550
Pool #784648 3.000%, 11/20/48	1,422	1,293
Pool #BV0838 2.500%, 8/20/50	3,847	3,257
Pool #MA6985 2.000%, 11/20/50	952	749
Pool #MA7366 2.000%, 5/20/51	1,677	1,374
Pool #CK8204 3.000%, 2/20/52	4,672	4,082
		16,150

	Par Value(1)	Value

Non-Agency—2.7%
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.245%, 3/15/37(2)(3)	$ 500	$ 480
BX Trust
2023-LIFE, A 144A 5.045%, 2/15/28(3)	500	489
2018-BILT, A (1 month Term SOFR + 1.097%, Cap N/A, Floor 0.800%) 144A 6.423%, 5/15/30(2)(3)	1,000	999
DBCG Mortgage Trust 2017-BBG, A (Prime + 0.000%) 144A 8.500%, 6/15/34(2)(3)	665	667
DBGS Mortgage Trust 2018-BIOD, A (1 month Term SOFR + 1.099%, Cap N/A, Floor 0.803%) 144A 6.424%, 5/15/35(2)(3)	914	911
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	1,250	1,016
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(3)	1,500	1,240
		5,802

Total Mortgage-Backed Securities (Identified Cost $25,730)		21,952

Asset-Backed Securities—3.9%
Agency—1.8%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,084	986
2020-20G, 1 1.030%, 7/1/40	1,615	1,293
2020-25L, 1 1.210%, 12/1/45	1,188	928
2021-25B, 1 1.340%, 2/1/46	509	399
2021-25I, 1 1.560%, 9/1/46	218	174
		3,780

Automobiles—0.1%
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	282	277
	Par Value(1)	Value

Collateralized Loan Obligations—1.0%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month Term SOFR + 1.242%, Cap N/A, Floor 0.980%) 144A 6.549%, 5/15/30(2)(3)	$ 893	$ 891
Venture 42 CLO Ltd. 2021-42A, A1A (3 month Term SOFR + 1.392%, Cap N/A, Floor 1.130%) 144A 6.706%, 4/15/34(2)(3)	1,220	1,218
		2,109

Consumer Loans—0.7%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(3)	500	453
2022-S1, A 144A 4.130%, 5/14/35(3)	1,000	979
		1,432

Other—0.3%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	496
Total Asset-Backed Securities (Identified Cost $9,107)		8,094

Convertible Bonds and Notes—1.9%
Auto Manufacturers—0.0%
Rivian Automotive, Inc.
4.625%, 3/15/29	12	9
144A 3.625%, 10/15/30(3)	14	10
		19

Biotechnology—0.1%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	47	44
Guardant Health, Inc. 0.000%, 11/15/27(4)	52	35
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	38	37
Livongo Health, Inc. 0.875%, 6/1/25	38	36
NeoGenomics, Inc. 0.250%, 1/15/28	44	35
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	4	7
		194

Coal—0.0%
Peabody Energy Corp. 3.250%, 3/1/28	31	44
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Commercial Services—0.2%
Alarm.com Holdings, Inc. 0.000%, 1/15/26(4)	$ 41	$ 37
Block, Inc.
0.000%, 5/1/26(4)	41	37
0.250%, 11/1/27	45	37
Chegg, Inc.
0.125%, 3/15/25	39	36
0.000%, 9/1/26(4)	44	37
Euronet Worldwide, Inc. 0.750%, 3/15/49	36	35
Repay Holdings Corp. 144A 0.000%, 2/1/26(3)(4)	43	40
Shift4 Payments, Inc. 0.000%, 12/15/25	38	41
Stride, Inc. 1.125%, 9/1/27	35	46
		346

Computers—0.1%
CyberArk Software Ltd. 0.000%, 11/15/24	20	34
Seagate HDD Cayman 144A 3.500%, 6/1/28(3)	35	45
Zscaler, Inc. 0.125%, 7/1/25	51	69
		148

Energy-Alternate Sources—0.0%
Enphase Energy, Inc. 0.000%, 3/1/28(4)	54	46
Engineering & Construction—0.0%
Fluor Corp. 144A 1.125%, 8/15/29(3)	44	50
Granite Construction, Inc. 144A 3.750%, 5/15/28(3)	12	16
		66

Environmental Services—0.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(3)	44	48
Equity Real Estate Investment Trusts (REITs)—0.0%
Welltower OP LLC 144A 2.750%, 5/15/28(3)	51	57
Financial Services—0.0%
EZCORP, Inc. 144A 3.750%, 12/15/29(3)	52	63
Healthcare-Products—0.1%
Exact Sciences Corp.
0.375%, 3/1/28	50	46
144A 2.000%, 3/1/30(3)	33	37
Haemonetics Corp. 0.000%, 3/1/26(4)	41	38
Insulet Corp. 0.375%, 9/1/26	43	45
	Par Value(1)	Value

Healthcare-Products—continued
NuVasive, Inc. 0.375%, 3/15/25	$ 39	$ 37
Shockwave Medical, Inc. 144A 1.000%, 8/15/28(3)	30	38
		241

Healthcare-Services—0.1%
Accolade, Inc. 0.500%, 4/1/26	42	37
Teladoc Health, Inc. 1.250%, 6/1/27	44	37
		74

Home Builders—0.0%
LCI Industries 1.125%, 5/15/26	47	46
Internet—0.3%
Booking Holdings, Inc. 0.750%, 5/1/25	41	79
Etsy, Inc.
0.125%, 10/1/26	43	45
0.125%, 9/1/27	52	44
0.250%, 6/15/28	56	44
Expedia Group, Inc. 0.000%, 2/15/26(4)	47	43
Fiverr International Ltd. 0.000%, 11/1/25(4)	20	18
Lyft, Inc.
1.500%, 5/15/25	35	34
144A 0.625%, 3/1/29(3)	19	22
Palo Alto Networks, Inc. 0.375%, 6/1/25	32	91
PDD Holdings, Inc. 0.000%, 12/1/25	13	13
Perficient, Inc. 0.125%, 11/15/26	54	47
Spotify U.S.A., Inc. 0.000%, 3/15/26(4)	52	48
Uber Technologies, Inc. Series 2028 144A 0.875%, 12/1/28(3)	20	25
Upwork, Inc. 0.250%, 8/15/26	40	35
Wayfair, Inc.
3.250%, 9/15/27	22	29
144A 3.500%, 11/15/28(3)	25	42
Wix.com Ltd. 0.000%, 8/15/25(4)	20	18
		677

Leisure Time—0.1%
Carnival Corp.
5.750%, 10/1/24	4	7
5.750%, 12/1/27	13	20
NCL Corp., Ltd.
1.125%, 2/15/27	50	47
2.500%, 2/15/27	49	47
	Par Value(1)	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	$ 30	$ 85
		206

Miscellaneous Manufacturing—0.0%
Axon Enterprise, Inc. 0.500%, 12/15/27	42	61
Oil, Gas & Consumable Fuels—0.1%
Nabors Industries, Inc. 1.750%, 6/15/29	61	46
Pioneer Natural Resources Co. 0.250%, 5/15/25	24	69
		115

Passenger Airlines—0.0%
American Airlines Group, Inc. 6.500%, 7/1/25	34	39
Pharmaceuticals—0.1%
Collegium Pharmaceutical, Inc. 2.875%, 2/15/29	39	48
Dexcom, Inc. 0.250%, 11/15/25	21	23
Ironwood Pharmaceuticals, Inc. 0.750%, 6/15/24	42	42
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	26	47
		160

Private Equity—0.0%
HAT Holdings I LLC
144A 0.000%, 5/1/25(3)(4)	36	37
144A 3.750%, 8/15/28(3)	15	17
		54

Retail—0.1%
Burlington Stores, Inc.
2.250%, 4/15/25	42	49
144A 1.250%, 12/15/27(3)	30	38
		87

Semiconductors—0.0%
ON Semiconductor Corp.
0.000%, 5/1/27	4	6
0.500%, 3/1/29	7	7
		13

Software—0.5%
Akamai Technologies, Inc.
0.125%, 5/1/25	10	12
0.375%, 9/1/27	10	10
144A 1.125%, 2/15/29(3)	11	11
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Software—continued
Altair Engineering, Inc. 1.750%, 6/15/27	$ 5	$ 7
Bandwidth, Inc.
0.250%, 3/1/26	44	39
0.500%, 4/1/28	58	42
Bentley Systems, Inc.
0.125%, 1/15/26	45	45
0.375%, 7/1/27	50	45
BlackLine, Inc.
0.125%, 8/1/24	43	44
0.000%, 3/15/26(4)	38	34
CSG Systems International, Inc. 144A 3.875%, 9/15/28(3)	45	44
Datadog, Inc. 0.125%, 6/15/25	40	56
Dayforce, Inc. 0.250%, 3/15/26	41	37
Dropbox, Inc.
0.000%, 3/1/26(4)	46	44
0.000%, 3/1/28(4)	49	46
Five9, Inc. 0.500%, 6/1/25	46	43
HubSpot, Inc. 0.375%, 6/1/25	32	72
MicroStrategy, Inc.
0.750%, 12/15/25	8	34
0.000%, 2/15/27	15	20
MongoDB, Inc. 0.250%, 1/15/26	29	51
Nutanix, Inc. 0.250%, 10/1/27	43	53
PagerDuty, Inc.
1.250%, 7/1/25	23	22
144A 1.500%, 10/15/28(3)	48	51
Progress Software Corp. 1.000%, 4/15/26	40	41
RingCentral, Inc.
0.000%, 3/1/25(4)	38	36
0.000%, 3/15/26(4)	42	38
Verint Systems, Inc. 0.250%, 4/15/26	50	47
Workiva, Inc. 144A 1.250%, 8/15/28(3)	18	17
		1,041

Telecommunications—0.1%
Infinera Corp. 3.750%, 8/1/28	46	51
InterDigital, Inc.
2.000%, 6/1/24	8	10
3.500%, 6/1/27	28	40
Viavi Solutions, Inc. 1.625%, 3/15/26	45	44
		145

Transportation—0.0%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(3)	53	44
	Par Value(1)	Value

Transportation—continued
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	$ 20	$ 22
		66

Total Convertible Bonds and Notes (Identified Cost $3,946)		4,056

Corporate Bonds and Notes—13.7%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	550	452
Auto Manufacturers—0.2%
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	435	455
Banks—3.3%
Bank of America Corp. 2.482%, 9/21/36	400	320
Barclays plc 7.437%, 11/2/33	675	750
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	184
Citigroup, Inc. 1.281%, 11/3/25	940	914
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	750	691
Discover Bank 4.650%, 9/13/28	540	523
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	730	699
HSBC Holdings plc 2.804%, 5/24/32	780	654
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,376
Morgan Stanley Series I 0.864%, 10/21/25	560	545
Truist Financial Corp. 1.267%, 3/2/27	400	370
		7,026

Chemicals—0.3%
Dow Chemical Co. (The) 5.150%, 2/15/34	570	568
Computers—0.4%
IBM International Capital Pte Ltd. 5.300%, 2/5/54	375	366
Leidos, Inc. 5.750%, 3/15/33	425	436
		802

	Par Value(1)	Value

Containers & Packaging—0.2%
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(3)	$ 355	$ 355
Electric Utilities—2.4%
AES Corp. (The) 5.450%, 6/1/28	475	474
Constellation Energy Generation LLC 5.750%, 3/15/54	195	195
DTE Electric Co. Series A 4.050%, 5/15/48	120	98
Duke Energy Florida LLC
2.500%, 12/1/29	143	127
2.400%, 12/15/31	250	210
Duke Energy Progress LLC 3.450%, 3/15/29	330	311
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	400	374
MidAmerican Energy Co. 3.650%, 4/15/29	250	238
New York State Electric & Gas Corp.
144A 5.650%, 8/15/28(3)	190	194
144A 2.150%, 10/1/31(3)	255	205
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	240	198
Northern States Power Co. 4.500%, 6/1/52	690	606
Pacific Gas & Electric Co. 6.750%, 1/15/53	350	381
PacifiCorp. 5.350%, 12/1/53	590	549
Southern California Edison Co. 2.750%, 2/1/32	525	444
Wisconsin Public Service Corp. 2.850%, 12/1/51	670	428
		5,032

Entertainment—0.2%
Warnermedia Holdings, Inc. 5.050%, 3/15/42	510	438
Environmental Services—0.2%
Veralto Corp. 144A 5.450%, 9/18/33(3)	440	445
Equity Real Estate Investment Trusts (REITs)—1.3%
American Homes 4 Rent LP 5.500%, 2/1/34	600	598
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	368
Boston Properties LP 3.400%, 6/21/29	500	449
Equinix, Inc. 2.500%, 5/15/31	1,000	834
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Equity Real Estate Investment Trusts (REITs)—continued
Kimco Realty OP LLC 2.700%, 10/1/30	$ 507	$ 438
		2,687

Financial Services—1.0%
AerCap Ireland Capital DAC 3.300%, 1/30/32	500	429
American Express Co. 4.050%, 5/3/29	560	543
Capital One Financial Corp. 6.377%, 6/8/34	670	696
Charles Schwab Corp. (The) 6.136%, 8/24/34	425	443
		2,111

Food & Beverage—0.4%
Bacardi Ltd. 144A 5.250%, 1/15/29(3)	400	396
PepsiCo, Inc.
3.900%, 7/18/32	400	379
2.875%, 10/15/49	200	140
		915

Hand/Machine Tools—0.3%
Regal Rexnord Corp. 144A 6.050%, 4/15/28(3)	675	684
Insurance—0.3%
Willis North America, Inc. 5.900%, 3/5/54	755	764
Media—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	450	417
Multi-National—0.5%
International Bank for Reconstruction & Development (SOFR + 0.370%) 5.723%, 2/11/31(2)	1,000	993
Paper & Forest Products—0.2%
Suzano Austria GmbH 3.750%, 1/15/31	460	406
Personal Care Product—0.1%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(3)	250	239
Pharmaceuticals—0.4%
Pfizer Investment Enterprises Pte Ltd. 5.110%, 5/19/43	825	807
Semiconductors—0.4%
Microchip Technology, Inc. 5.050%, 3/15/29	270	270
	Par Value(1)	Value

Semiconductors—continued
NXP B.V. 2.500%, 5/11/31	$ 660	$ 553
		823

Software—0.7%
Autodesk, Inc. 2.400%, 12/15/31	725	607
Fiserv, Inc. 5.450%, 3/15/34	390	395
Oracle Corp. 3.600%, 4/1/50	680	491
		1,493

Telecommunications—0.5%
Verizon Communications, Inc. 5.500%, 2/23/54	1,000	1,011
Total Corporate Bonds and Notes (Identified Cost $29,650)		28,923

	Shares
Convertible Preferred Stocks—0.1%
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	26
Wells Fargo & Co. Series L, 7.500%	41	50
		76

Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	35
Total Convertible Preferred Stocks (Identified Cost $111)		111

Preferred Stocks—0.2%
Automobiles—0.1%
Bayerische Motoren Werke AG, 9.740%	2,320	249
Electric Utilities—0.0%
Cia Energetica de Minas Gerais, 10.050%	31,780	80
Oil, Gas & Consumable Fuels—0.1%
Petroleo Brasileiro S.A., 7.620%	17,000	127
Total Preferred Stocks (Identified Cost $386)		456

Common Stocks—23.5%
Aerospace & Defense—0.3%
Huntington Ingalls Industries, Inc.	540	157
	Shares	Value

Aerospace & Defense—continued
Northrop Grumman Corp.	840	$ 402
		559

Automobiles—0.7%
General Motors Co.	5,500	249
Mazda Motor Corp.	11,400	133
Stellantis N.V.	9,800	279
Subaru Corp.	11,600	263
Tesla, Inc.(5)	827	145
Toyota Motor Corp.	6,300	158
Volvo Car AB Class B(5)	26,780	101
Yamaha Motor Co., Ltd.	7,400	68
		1,396

Banks—1.2%
Abu Dhabi Islamic Bank PJSC	25,500	76
Bancolombia S.A. Sponsored ADR	2,600	89
Bank Central Asia Tbk PT	162,700	103
Bank Mandiri Persero Tbk PT	1,062,300	486
BDO Unibank, Inc.	38,378	105
BOC Hong Kong Holdings Ltd.	67,500	181
CTBC Financial Holding Co., Ltd.	160,680	163
Dubai Islamic Bank PJSC	64,700	103
E.Sun Financial Holding Co., Ltd.	89,000	76
ICICI Bank Ltd. Sponsored ADR	2,533	67
JPMorgan Chase & Co.	940	188
Mediobanca Banca di Credito Finanziario SpA	17,380	259
Nedbank Group Ltd.	17,740	214
SinoPac Financial Holdings Co., Ltd.	229,840	154
Yapi ve Kredi Bankasi AS	289,069	246
		2,510

Beverages—0.1%
Coca-Cola Co. (The)	1,706	105
Coca-Cola Icecek AS	2,426	42
Sino Grandness Food Industry Group Ltd.(5)(6)	77,400	—
		147

Biotechnology—0.1%
AbbVie, Inc.	1,510	275
Broadline Retail—0.3%
Amazon.com, Inc.(5)	2,698	487
Vipshop Holdings Ltd. ADR	13,489	223
		710

See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Building Products—0.4%
Fortune Brands Innovations, Inc.	2,700	$ 229
Lennox International, Inc.	350	171
Owens Corning	860	143
Trane Technologies plc	940	282
		825

Capital Markets—0.1%
Cboe Global Markets, Inc.	1,140	209
Chemicals—0.0%
Daicel Corp.	5,000	49
Commercial Services & Supplies—0.5%
Brambles Ltd.	29,291	308
Cintas Corp.	742	510
RB Global, Inc.	1,700	130
Waste Management, Inc.	888	189
		1,137

Communications Equipment—0.1%
Motorola Solutions, Inc.	625	222
Construction Materials—0.2%
CRH plc	3,380	291
Heidelberg Materials AG	680	75
James Hardie Industries plc(5)	2,820	113
		479

Consumer Finance—0.1%
Synchrony Financial	4,100	177
Consumer Staples Distribution & Retail—0.3%
Kroger Co. (The)	2,864	164
Walmart, Inc.	7,704	463
		627

Diversified Telecommunication Services—0.2%
Nippon Telegraph & Telephone Corp.	194,100	231
Verizon Communications, Inc.	5,120	215
		446

Electric Utilities—0.5%
CEZ AS	1,854	66
Chubu Electric Power Co., Inc.	11,600	151
CPFL Energia S.A.	9,160	64
Duke Energy Corp.	813	79
Endesa S.A.	9,620	178
Enel SpA	28,096	185
PG&E Corp.	17,303	290
		1,013

	Shares	Value

Electronic Equipment, Instruments & Components—0.1%
Canon Marketing Japan, Inc.	2,000	$ 59
Yokogawa Electric Corp.	3,300	75
		134

Entertainment—0.1%
Electronic Arts, Inc.	1,540	204
Financial Services—0.5%
Berkshire Hathaway, Inc. Class B(5)	895	376
Eurazeo SE	1,100	97
Fidelity National Information Services, Inc.	1,820	135
M&G plc	76,947	214
Visa, Inc. Class A	945	264
		1,086

Food Products—0.2%
Lamb Weston Holdings, Inc.	3,739	399
Mondelez International, Inc. Class A	1,618	113
		512

Gas Utilities—0.2%
Tokyo Gas Co. Ltd.	13,900	315
Ground Transportation—0.1%
Hankyu Hanshin Holdings, Inc.	7,400	212
Healthcare Providers & Services—1.6%
Cardinal Health, Inc.	3,374	377
Cencora, Inc.	2,062	501
Centene Corp.(5)	2,880	226
Cigna Group (The)	2,296	834
DaVita, Inc.(5)	3,324	459
McKesson Corp.	452	243
Molina Healthcare, Inc.(5)	1,283	527
UnitedHealth Group, Inc.	324	160
		3,327

Hotels, Restaurants & Leisure—0.1%
Tongcheng Travel Holdings Ltd.(5)	67,480	178
Household Durables—0.6%
NVR, Inc.(5)	30	243
PulteGroup, Inc.	7,614	919
Sekisui House Ltd.	2,700	61
		1,223

Household Products—0.2%
Clorox Co. (The)	554	85
Kimberly-Clark Corp.	430	56
Kimberly-Clark de Mexico SAB de C.V. Class A	28,100	65
	Shares	Value

Household Products—continued
Procter & Gamble Co. (The)	1,510	$ 245
		451

Independent Power and Renewable Electricity Producers—0.1%
Vistra Corp.	4,279	298
Industrial Conglomerates—0.3%
3M Co.	1,680	178
DCC plc	2,920	212
General Electric Co.	543	96
SK, Inc.	1,580	214
		700

Industrial REITs—0.1%
Goodman Group	7,679	169
Insurance—1.7%
Allianz SE Registered Shares	284	85
Arch Capital Group Ltd.(5)	6,018	556
Assicurazioni Generali SpA	2,486	63
Brown & Brown, Inc.	2,620	229
Chubb Ltd.	1,937	502
Erie Indemnity Co. Class A	600	241
Hartford Financial Services Group, Inc. (The)	2,640	272
Loews Corp.	7,850	615
Marsh & McLennan Cos., Inc.	404	83
MetLife, Inc.	3,300	245
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	520	254
NN Group N.V.	4,620	214
QBE Insurance Group Ltd.	9,420	111
Tokio Marine Holdings, Inc.	6,800	212
		3,682

Interactive Media & Services—0.7%
Alphabet, Inc. Class A(5)	5,795	875
Meta Platforms, Inc. Class A	1,238	601
Tencent Holdings Ltd.	2,300	89
		1,565

IT Services—1.2%
Accenture plc Class A	262	91
Akamai Technologies, Inc.(5)	3,045	331
Gartner, Inc.(5)	466	222
International Business Machines Corp.	3,899	745
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

IT Services—continued
NEC Corp.	6,300	$ 458
Nomura Research Institute Ltd.	6,300	177
SCSK Corp.	26,900	499
		2,523

Machinery—0.4%
Caterpillar, Inc.	243	89
Doosan Bobcat, Inc.	2,680	108
PACCAR, Inc.	810	100
Weichai Power Co., Ltd. Class A	100,300	226
Xylem, Inc.	1,672	216
		739

Marine Transportation—0.3%
AP Moller - Maersk A/S Class A	70	89
Evergreen Marine Corp. Taiwan Ltd.	38,000	209
Mitsui OSK Lines Ltd.	7,500	229
		527

Multi-Utilities—0.6%
Consolidated Edison, Inc.	1,476	134
E.ON SE	16,040	223
Engie S.A.	17,855	299
National Grid plc	6,135	83
NiSource, Inc.	15,878	439
		1,178

Oil, Gas & Consumable Fuels—1.0%
Cheniere Energy, Inc.	1,220	197
EOG Resources, Inc.	1,340	171
Equinor ASA	6,780	179
Marathon Petroleum Corp.	1,584	319
MOL Hungarian Oil & Gas plc	18,320	148
Motor Oil Hellas Corinth Refineries S.A.	6,040	180
Parkland Corp.	11,293	360
Phillips 66	610	99
Reliance Industries Ltd. Sponsored GDR, 144A(3)	2,700	193
Valero Energy Corp.	1,867	319
		2,165

Pharmaceuticals—1.0%
Eli Lilly & Co.	450	350
GSK plc	10,400	224
Johnson & Johnson	2,714	429
Merck & Co., Inc.	6,099	805
Novartis AG Registered Shares	1,383	134
	Shares	Value

Pharmaceuticals—continued
Novo Nordisk A/S Class B	1,141	$ 146
		2,088

Professional Services—0.5%
Automatic Data Processing, Inc.	902	225
Booz Allen Hamilton Holding Corp. Class A	709	105
Paychex, Inc.	1,220	150
Randstad N.V.	3,400	180
RELX plc	5,280	228
Verisk Analytics, Inc. Class A	412	97
		985

Semiconductors & Semiconductor Equipment—1.1%
Applied Materials, Inc.	1,120	231
Broadcom, Inc.	138	183
NVIDIA Corp.	1,698	1,534
QUALCOMM, Inc.	370	63
Taiwan Semiconductor Manufacturing Co., Ltd.	9,000	216
Xinyi Solar Holdings Ltd.	55,000	43
		2,270

Software—2.4%
Adobe, Inc. (5)	624	315
Cadence Design Systems, Inc.(5)	643	200
Manhattan Associates, Inc.(5)	900	225
Microsoft Corp.	7,498	3,155
MicroStrategy, Inc. Class A(5)	30	51
Oracle Corp.	2,147	270
Roper Technologies, Inc.	856	480
Sage Group plc (The)	9,460	151
Salesforce, Inc.	376	113
ServiceNow, Inc.(5)	106	81
Zscaler, Inc.(5)	272	52
		5,093

Specialty Retail—0.5%
Best Buy Co., Inc.	1,380	113
Home Depot, Inc. (The)	326	125
O’Reilly Automotive, Inc.(5)	433	489
TJX Cos., Inc. (The)	1,200	122
Ulta Beauty, Inc.(5)	420	219
		1,068

Technology Hardware, Storage & Peripherals—1.4%
Acer, Inc.	86,640	126
Anker Innovations Technology Co., Ltd. Class A	4,700	50
Apple, Inc.	13,392	2,297
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
FUJIFILM Holdings Corp.	3,537	$ 79
Logitech International S.A. Registered Shares	1,160	104
Quanta Computer, Inc.	39,000	341
		2,997

Textiles, Apparel & Luxury Goods—0.4%
Deckers Outdoor Corp.(5)	799	752
Pandora A/S	400	65
		817

Tobacco—0.1%
Japan Tobacco, Inc.	11,600	309
Trading Companies & Distributors—0.6%
AerCap Holdings N.V.(5)	1,040	91
Ferguson plc	1,814	396
ITOCHU Corp.	4,800	205
Mitsui & Co., Ltd.	3,100	144
Sojitz Corp.	2,900	76
Sumitomo Corp.	3,500	84
Toyota Tsusho Corp.	1,000	68
W.W. Grainger, Inc.	260	265
		1,329

Wireless Telecommunication Services—0.3%
KDDI Corp.	6,800	201
SoftBank Corp.	24,500	314
Tele2 AB Class B	11,680	96
		611

Total Common Stocks (Identified Cost $42,136)		49,536

Affiliated Mutual Funds—22.8%
Virtus Duff & Phelps Water Fund Institutional Shares(7)(8)	312,428	6,380
Virtus NFJ Global Sustainability Fund Institutional Shares(7)(8)	2,904,993	41,628
Total Affiliated Mutual Funds (Identified Cost $54,219)		48,008

See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Exchange-Traded Fund—3.2%
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(8)	68,690	$ 6,774
Total Exchange-Traded Fund (Identified Cost $6,709)		6,774

Affiliated Exchange-Traded Fund—2.0%
Capital Markets—2.0%
Virtus Duff & Phelps Clean Energy ETF(7)(8)	244,000	4,252
Total Affiliated Exchange-Traded Fund (Identified Cost $4,512)		4,252

Total Long-Term Investments—89.0% (Identified Cost $193,763)		187,386

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%)(8)	5,934,652	5,935
Total Short-Term Investment (Identified Cost $5,935)		5,935

TOTAL INVESTMENTS—91.8% (Identified Cost $199,698)		$193,321
Other assets and liabilities, net—8.2%		17,170
NET ASSETS—100.0%		$210,491
Abbreviations:
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
HSBC	Hong Kong & Shanghai Bank
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
Nomura	Nomura Global Financial Products, Inc.
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index

Foreign Currencies:
JPY	Japanese Yen

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $14,708 or 7.0% of net assets.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Equity: North America	40% %
Equity: Developed Markets ex U.S.	20
Equity: Emerging Markets	7
Fixed Income	48
Other	(15)
Total	100%
†% of total investments as of March 31, 2024 (includes derivative contracts).
Exchange-traded futures contracts as of March 31, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
BIST 30 Index Future	April 2024	71	$ 222	$ —	$ (9)
Bovespa Index Future	April 2024	60	308	—	(5)
FTSE Taiwan Index Future	April 2024	5	345	—	— (1)
IBEX 35 Index Future	April 2024	3	358	17	—
10 Year Australian Bond Future	June 2024	31	2,355	13	—
10 Year Canadian Bond Future	June 2024	16	1,421	—	(5)
10 Year Euro-Bund Future	June 2024	19	2,734	1	—
10 Year U.K. Gilt Future	June 2024	17	2,144	19	—
10 Year U.S. Ultra Future	June 2024	58	6,647	40	—
2 Year U.S. Treasury Note Future	June 2024	22	4,499	—	(7)
30 Year U.S. Treasury Bond Future	June 2024	19	2,288	26	—
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
5 Year U.S. Treasury Note Future	June 2024	39	$ 4,174	$ 12	$ —
DAX Mini Index Future	June 2024	9	912	25	—
Euro STOXX 50® Index Future	June 2024	14	762	10	—
Euro-BTP Future	June 2024	20	2,568	4	—
Euro-OAT Future	June 2024	2	277	—	— (1)
FTSE 100 Index Future	June 2024	14	1,411	22	—
FTSE/JSE Future	June 2024	2	73	— (1)	—
FTSE/MIB Index Future	June 2024	2	369	8	—
MSCI EAFE Net Total Return Index Future	June 2024	200	4,982	41	—
MSCI Emerging Index Future	June 2024	20	1,049	—	(7)
MSCI Emerging Markets Net Total Return Index Future	June 2024	229	3,606	—	(26)
Nasdaq 100® E-Mini Index Future	June 2024	1	370	— (1)	—
Russell 2000® E-Mini Index Future	June 2024	3	322	8	—
S&P 500® E-Mini Index Future	June 2024	65	15,242	215	—
S&P 500® E-Mini Index Future	June 2024	11	2,920	26	—
S&P Future	June 2024	4	792	14	—
SPI 200 Index Future	June 2024	10	1,295	31	—
TOPIX Index Future	June 2024	10	1,816	41	—
U.S. Treasury Ultra Bond Future	June 2024	9	1,161	14	—
				$587	$ (59)
Short Contracts:
Hang Send China Enterprises Index Future	April 2024	(8)	(297)	3	—
10 Year Japanese Bond Future	June 2024	(9)	(8,673)	—	(27)
10 Year U.S. Treasury Note Future	June 2024	(6)	(665)	1	—
Australian Dollar Future	June 2024	(14)	(915)	—	(1)
British Pound Future	June 2024	(9)	(710)	1	—
Canadian Dollar Future	June 2024	(14)	(1,035)	2	—
Euro FX Currency Future	June 2024	(15)	(2,029)	12	—
Japanese Yen Future	June 2024	(12)	(1,003)	— (1)	—
New Zealand Dollar Future	June 2024	(14)	(837)	3	—
				22	(28)
Total				$609	$ (87)

Centrally cleared credit default swaps - sell protection(2) outstanding as of March 31, 2024 was as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.40	Quarterly	1.000%	12/20/28	$1,700	$(41)	$(46)	$6	$—
Total					$(41)	$(46)	$6	$—

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 13,383	$ —	$13,383	$—
Foreign Government Security	1,841	—	1,841	—
Mortgage-Backed Securities	21,952	—	21,952	—
Asset-Backed Securities	8,094	—	8,094	—
Convertible Bonds and Notes	4,056	—	4,056	—
Corporate Bonds and Notes	28,923	—	28,923	—
Equity Securities:
Convertible Preferred Stocks	111	111	—	—
Preferred Stocks	456	456	—	—
Common Stocks	49,536	49,536	—	— (1)
Affiliated Exchange-Traded Fund	4,252	4,252	—	—
Affiliated Mutual Funds	48,008	48,008	—	—
Exchange-Traded Fund	6,774	6,774	—	—
Money Market Mutual Fund	5,935	5,935	—	—
Other Financial Instruments:
Futures Contracts	609	609	—	—
Total Assets	193,930	115,681	78,249	— (1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(87)	(87)	—	—
Centrally Cleared Credit Default Swaps	(41)	—	(41)	—
Total Liabilities	(128)	(87)	(41)	—
Total Investments	$193,802	$115,594	$78,208	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.6%
Brazil—1.2%
Metalurgica Gerdau S.A., 14.460%	109,855	$ 225
Randon S.A. Implementos e Participacoes, 4.590%	78,300	201
		426

Chile—0.4%
Embotelladora Andina S.A., 6.840%	61,164	155
Total Preferred Stocks (Identified Cost $595)		581

Common Stocks—90.3%
Australia—3.9%
CSR Ltd.	47,202	271
JB Hi-Fi Ltd.	7,270	305
Nick Scali Ltd.	8,699	87
Super Retail Group Ltd.	69,341	728
		1,391

Austria—3.0%
Raiffeisen Bank International AG	14,759	294
Wienerberger AG	21,092	768
		1,062

Bermuda—1.7%
BW LPG Ltd.	12,866	144
Kunlun Energy Co., Ltd.	296,000	247
Stolt-Nielsen Ltd.	5,357	197
		588

Brazil—1.3%
Cia de Saneamento de Minas Gerais Copasa MG	103,200	447
Canada—3.9%
Bird Construction, Inc.	7,527	104
Boardwalk Real Estate Investment Trust	4,299	248
CI Financial Corp.	6,907	88
Dream Industrial Real Estate Investment Trust	19,273	187
Finning International, Inc.	3,801	112
H&R Real Estate Investment Trust	17,101	117
Russel Metals, Inc.	10,461	348
Secure Energy Services, Inc.	21,200	174
		1,378

China—0.5%
BAIC Motor Corp., Ltd. Class H	342,500	94
Sinopec Engineering Group Co., Ltd. Class H	163,500	94
		188

	Shares	Value

Denmark—0.6%
Pandora A/S	1,224	$ 197
France—2.5%
Ipsen S.A.	3,602	429
Verallia S.A.	11,349	441
		870

Germany—1.7%
HUGO BOSS AG	2,078	122
Scout24 SE	3,498	264
TeamViewer SE(1)	13,705	204
		590

Greece—1.5%
Motor Oil Hellas Corinth Refineries S.A.	17,437	520
Hungary—0.6%
Richter Gedeon Nyrt	7,892	200
Ireland—0.4%
Cimpress plc(1)	1,629	144
Israel—1.8%
Mizrahi Tefahot Bank Ltd.	16,761	629
Italy—5.1%
A2A SpA	243,505	440
Banca Mediolanum SpA	59,988	659
Saras SpA	370,968	709
		1,808

Japan—25.0%
77 Bank Ltd. (The)	9,000	239
Adastria Co., Ltd.	12,500	317
BIPROGY, Inc.	4,500	133
Citizen Watch Co., Ltd.	55,100	362
Cosmo Energy Holdings Co., Ltd.	3,000	150
Ebara Corp.	4,800	434
H2O Retailing Corp.	32,400	413
Hanwa Co., Ltd.	20,700	805
INFRONEER Holdings, Inc.	57,592	551
Japan Petroleum Exploration Co., Ltd.	8,100	366
Kaga Electronics Co., Ltd.	7,500	318
Kanematsu Corp.	11,800	201
Mazda Motor Corp.	14,800	172
MEITEC Group Holdings, Inc.	10,200	197
Mitsui Matsushima Holdings Co., Ltd.	5,400	103
Nakayama Steel Works Ltd.	21,400	132
NH Foods Ltd.	16,600	555
Onward Holdings Co., Ltd.	95,500	338
Sanwa Holdings Corp.	16,800	292
SCREEN Holdings Co., Ltd.	1,100	142
Senko Group Holdings Co., Ltd.	33,900	253
Seven Bank Ltd.	272,300	527
Sojitz Corp.	31,300	822
Takashimaya Co., Ltd.	12,500	199
Toyo Tire Corp.	27,300	513
	Shares	Value

Japan—continued
Toyota Tsusho Corp.	4,200	$ 287
		8,821

Luxembourg—1.6%
B&M European Value Retail S.A.	61,981	427
SES S.A. Class A	19,142	128
		555

Malaysia—0.3%
Bermaz Auto Bhd	180,900	91
Mauritius—2.2%
Golden Agri-Resources Ltd.	890,100	178
MakeMyTrip Ltd.(1)	8,643	614
		792

Mexico—1.7%
Arca Continental SAB de C.V.	43,900	479
Regional SAB de C.V.	10,800	107
		586

Netherlands—1.7%
ABN AMRO Bank N.V. CVA GDR	25,215	431
Fugro N.V.(1)	6,358	156
		587

Norway—0.5%
Wallenius Wilhelmsen ASA	21,041	171
Panama—0.3%
Banco Latinoamericano de Comercio Exterior S.A. Class E	3,953	117
Singapore—2.8%
First Resources Ltd.	90,600	92
Sembcorp Industries Ltd.	33,000	132
Yangzijiang Shipbuilding Holdings Ltd.	536,900	759
		983

South Africa—1.4%
AVI Ltd.	49,488	239
Nedbank Group Ltd.	10,559	127
Tiger Brands Ltd.	13,813	146
		512

South Korea—4.2%
Doosan Bobcat, Inc.	3,235	130
Hankook Tire & Technology Co., Ltd.	17,299	695
Hyundai Marine & Fire Insurance Co., Ltd.	12,730	291
JB Financial Group Co., Ltd.	12,789	124
LG Uplus Corp.	33,329	249
		1,489

See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Spain—2.7%
Bankinter S.A.	28,762	$ 210
Cia de Distribucion Integral Logista Holdings S.A.	26,410	738
		948

Sweden—1.1%
Axfood AB	4,982	145
Betsson AB Class B(1)	10,244	101
NCC AB Class B	11,201	154
		400

Taiwan—5.9%
ChipMOS Technologies, Inc.	94,000	150
Gamania Digital Entertainment Co., Ltd.	54,000	122
Global Mixed Mode Technology, Inc.	60,000	501
Novatek Microelectronics Corp.	18,000	331
Simplo Technology Co., Ltd.	17,000	240
Sitronix Technology Corp.	29,000	272
Taichung Commercial Bank Co., Ltd.	645,374	344
Tung Ho Steel Enterprise Corp.	63,000	135
		2,095

Thailand—0.8%
PTT Exploration & Production PCL Foreign Shares	73,700	301
Turkey—0.4%
BIM Birlesik Magazalar AS	14,103	153
	Shares	Value

United Kingdom—7.4%
4imprint Group plc	10,528	$ 843
Bank of Georgia Group plc	1,610	103
Britvic plc	14,564	151
Bytes Technology Group plc	17,599	114
Dunelm Group plc	14,700	210
Games Workshop Group plc	3,467	439
Greggs plc	6,270	227
Marks & Spencer Group plc	74,545	249
OSB Group plc	25,617	122
WH Smith plc	9,373	156
		2,614

United States—1.8%
Warrior Met Coal, Inc.	10,629	645
Total Common Stocks (Identified Cost $26,168)		31,872

Exchange-Traded Fund—3.9%
iShares MSCI India Small-Cap ETF(2)	19,463	1,368
Total Exchange-Traded Fund (Identified Cost $1,028)		1,368

Total Long-Term Investments—95.8% (Identified Cost $27,791)		33,821

TOTAL INVESTMENTS—95.8% (Identified Cost $27,791)		$33,821
Other assets and liabilities, net—4.2%		1,490
NET ASSETS—100.0%		$35,311
Abbreviations:
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	26%
United Kingdom	8
Taiwan	6
United States	6
Italy	5
South Korea	4
Australia	4
Other	41
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$ 581	$ 581
Common Stocks	31,872	31,872
Exchange-Traded Fund	1,368	1,368
Total Investments	$33,821	$33,821
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—86.2%
Communication Services—12.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$ 3,000	$ 2,846
144A 7.375%, 3/1/31(1)	4,475	4,389
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	7,640	7,489
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	5,500	5,450
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	10,643
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	10,100	7,953
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	6,635	6,171
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	12,950	7,657
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	5,609	5,381
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	2,285	1,817
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,881
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	4	4
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,263	7,103
		71,784

Consumer Discretionary—10.3%
Carnival Corp. 144A 7.000%, 8/15/29(1)	4,260	4,434
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	4,900	4,896
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,439
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	721
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,019
7.350%, 11/4/27	6,310	6,618
6.800%, 5/12/28	600	623
Gates Global LLC 144A 6.250%, 1/15/26(1)	5,873	5,859
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	2,200	2,219
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	5,150	5,188
Newell Brands, Inc. 6.375%, 9/15/27	5,936	5,837
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	5,000	4,896
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	3,535	3,641
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	802	801
144A 6.250%, 1/15/28(1)	3,010	2,949
	Par Value	Value

Consumer Discretionary—continued
Royal Caribbean Cruises Ltd.
144A 9.250%, 1/15/29(1)	$ 177	$ 190
144A 6.250%, 3/15/32(1)	300	302
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,503
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	3,526	3,531
		60,666

Consumer Staples—3.1%
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,290	3,341
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	6,000	5,968
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	4,500	4,499
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	4,595	4,628
		18,436

Energy—13.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	4,262	4,246
Antero Midstream Partners LP 144A 6.625%, 2/1/32(1)	3,575	3,591
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,000	2,005
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	6,050	6,042
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	3,585	3,774
144A 8.625%, 11/1/30(1)	10	11
144A 8.750%, 7/1/31(1)	1,680	1,798
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	2,364	2,164
Crescent Energy Finance LLC 144A 7.625%, 4/1/32(1)	40	40
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	4,620	4,678
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,951
EQM Midstream Partners LP
144A 7.500%, 6/1/27(1)	950	974
144A 6.375%, 4/1/29(1)	1,205	1,214
Genesis Energy LP
8.000%, 1/15/27	2,945	2,979
8.875%, 4/15/30	2,250	2,355
Hess Midstream Operations LP 144A 5.625%, 2/15/26(1)	3,000	2,976
HF Sinclair Corp. 144A 6.375%, 4/15/27(1)	3,675	3,696
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,500	4,406
	Par Value	Value

Energy—continued
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	$ 4,216	$ 4,187
NuStar Logistics LP 5.750%, 10/1/25	5,200	5,174
SM Energy Co. 5.625%, 6/1/25	5,000	4,976
Sunoco LP 144A 7.000%, 9/15/28(1)	5,735	5,860
Transocean, Inc.
144A 11.500%, 1/30/27(1)	1,520	1,584
144A 8.750%, 2/15/30(1)	3,915	4,082
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	2,055	2,096
144A 9.875%, 2/1/32(1)	2,225	2,398
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	670	697
		79,954

Financials—12.3%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	4,000	3,985
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	4,500	4,532
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	4,660	4,745
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	5,245	5,468
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	4,525	4,358
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	3,225	3,237
Grifols S.A. 144A 4.750%, 10/15/28(1)	1,835	1,518
HUB International Ltd. 144A 7.250%, 6/15/30(1)	5,125	5,267
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	3,550	3,577
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	6,595	6,084
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	3,983
OneMain Finance Corp. 7.875%, 3/15/30	5,725	5,906
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	420	427
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,718
SLM Corp. 4.200%, 10/29/25	8,950	8,734
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	900	882
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	$ 7,200	$ 7,135
		72,556

Health Care—6.6%
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	4,000	3,939
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	3,500	3,335
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,522
144A 11.000%, 10/15/30(1)	2,900	3,100
Medline Borrower LP
144A 6.250%, 4/1/29(1)	720	723
144A 5.250%, 10/1/29(1)	7,835	7,405
Radiology Partners, Inc. PIK 144A 8.500%, 1/31/29(1)(2)	3,048	2,828
Select Medical Corp. 144A 6.250%, 8/15/26(1)	6,000	6,011
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	1,819	1,810
7.125%, 1/31/25	3,700	3,716
7.875%, 9/15/29	825	883
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	4,000	3,851
		39,123

Industrials—14.3%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	4,380	4,445
Bombardier, Inc. 144A 7.250%, 7/1/31(1)	170	170
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	4,977
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,902
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	10,968
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	7,792	7,780
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	280	287
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(3)	5,831	5,503
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	6,143	6,176
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,750	3,546
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	12,150	11,747
	Par Value	Value

Industrials—continued
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	$ 2,345	$ 2,391
144A 6.625%, 3/1/32(1)	5,000	5,052
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	10,459	10,585
WESCO Distribution, Inc.
144A 7.125%, 6/15/25(1)	5,000	5,003
144A 6.375%, 3/15/29(1)	990	1,000
		84,532

Information Technology—5.8%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	6,500	6,391
ams-OSRAM AG 144A 12.250%, 3/30/29(1)	5,100	5,123
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	4,260	4,460
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,220	1,265
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	4,250	4,040
144A 6.500%, 10/15/28(1)	5,900	5,245
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	5,000	4,584
Viasat, Inc. 144A 5.625%, 9/15/25(1)	3,400	3,314
		34,422

Materials—3.9%
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	3,500	3,443
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	4,490	4,837
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	9,865
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	4,610	4,697
		22,842

Real Estate—0.7%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,820
Utilities—3.5%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,806
Ferrellgas LP 144A 5.375%, 4/1/26(1)	5,835	5,709
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,372
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	6,800	5,294
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	$ 4,500	$ 4,431
		20,612

Total Corporate Bonds and Notes (Identified Cost $519,729)		508,747

Leveraged Loans—11.9%
Chemicals—0.6%
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(4)	3,537	3,542
Consumer Non-Durables—1.0%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.314%, 12/22/26(4)	5,726	5,729
Financials—1.8%
AssuredPartners, Inc. 2020 (1 month Term SOFR + 3.614%) 8.942%, 2/12/27(4)	2,940	2,941
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.692%, 12/23/26(4)	7,826	7,656
		10,597

Health Care—1.7%
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.330%, 3/6/27(4)	953	953
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.079%, 12/11/26(4)	2,977	2,965
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.924%) 9.255%, 7/2/25(4)	6,184	6,154
		10,072

Information Technology—0.8%
Cotiviti Holdings, Inc. 7.625%, 2/24/31	3,680	3,685
Project Ruby Ultimate Parent Corp. Tranche B-3 (1 month Term SOFR + 3.614%) 8.942%, 3/10/28(4)	985	985
		4,670

See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—0.8%
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.580%, 5/3/28(4)	$ 4,763	$ 4,729
Metals / Minerals—0.7%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.592%, 7/31/26(4)	4,240	4,220
Service—4.5%
APX Group, Inc. (1 month Term SOFR + 3.364% - 3 month PRIME + 2.250%) 8.694% - 10.750%, 7/10/28(4)	9,750	9,771
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.442%, 1/21/28(4)	3,000	3,008
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.585%, 3/4/28(4)	1,940	1,789
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 10.069%, 12/4/26(4)	2,118	2,105
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.079%, 6/30/28(4)	4,402	4,272
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(4)	5,943	5,936
		26,881

Total Leveraged Loans (Identified Cost $70,537)		70,440

	Shares	Value
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(5)(6)(7)	40,020	$ —
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—98.1% (Identified Cost $590,266)		579,187

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%)(8)	45,251	45
Total Short-Term Investment (Identified Cost $45)		45

TOTAL INVESTMENTS—98.1% (Identified Cost $590,311)		$579,232
Other assets and liabilities, net—1.9%		11,457
NET ASSETS—100.0%		$590,689

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $453,734 or 76.8% of net assets.
(2)	100% of the income received was in cash.
(3)	100% of the income received was in PIK.
(4)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	85%
Cayman Islands	2
Luxembourg	2
Bermuda	2
Canada	2
Netherlands	1
Austria	1
Other	5
Total	100%
† % of total investments as of March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$508,747	$—	$508,747	$—
Leveraged Loans	70,440	—	70,440	—
Equity Securities:
Common Stock	—	—	—	— (1)
Money Market Mutual Fund	45	45	—	—
Total Investments	$579,232	$45	$579,187	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—0.8%
South Korea—0.8%
Samsung Electronics Co., Ltd., 1.570%	5,321	$ 266
Total Preferred Stock (Identified Cost $224)		266

Common Stocks—99.1%
Brazil—3.7%
Cia Siderurgica Nacional S.A.	38,172	120
Localiza Rent a Car S.A.	13,869	152
Raia Drogasil S.A.	44,500	244
TOTVS S.A.	30,551	173
Vale S.A.	14,700	179
WEG S.A.	45,818	350
		1,218

Cayman Islands—2.3%
Baidu, Inc. Class A(1)	14,914	196
KE Holdings, Inc. Class A	48,100	221
Sands China Ltd.(1)	78,400	221
ZTO Express Cayman, Inc.	5,558	120
		758

China—31.9%
Alibaba Group Holding Ltd.	87,223	783
ANTA Sports Products Ltd.	131,959	1,403
BYD Co., Ltd. Class H	8,795	226
China Merchants Bank Co., Ltd. Class A	188,482	839
East Money Information Co., Ltd. Class A	101,006	180
ENN Energy Holdings Ltd.	164,914	1,270
ENN Natural Gas Co., Ltd. Class A	89,400	237
JD.com, Inc. Class A	44,127	608
Kweichow Moutai Co., Ltd. Class A	1,100	259
Li Ning Co., Ltd.	503,012	1,337
LONGi Green Energy Technology Co., Ltd. Class A	57,100	155
Luxshare Precision Industry Co., Ltd. Class A	155,230	639
Meituan Class B(1)	19,628	243
Shanghai Baosight Software Co., Ltd. Class B	102,400	208
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,600	217
Tencent Holdings Ltd.	29,580	1,148
Wuliangye Yibin Co., Ltd. Class A	10,355	219
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	50,801	209
Yealink Network Technology Corp., Ltd. Class A	38,320	133
	Shares	Value

China—continued
Zhejiang Dingli Machinery Co., Ltd. Class A	31,000	$ 241
		10,554

Colombia—0.7%
Interconexion Electrica S.A. ESP	47,138	241
France—0.7%
BioMerieux	1,964	217
India—10.0%
Asian Paints Ltd.	5,674	194
Bajaj Finance Ltd.	2,369	206
Berger Paints India Ltd.	61,089	420
Bharti Airtel Ltd.	17,646	260
Eicher Motors Ltd.	9,204	444
HDFC Bank Ltd.	49,371	857
ICICI Lombard General Insurance Co., Ltd.	12,284	248
Indraprastha Gas Ltd.	90,705	468
Kotak Mahindra Bank Ltd.	9,692	207
		3,304

Indonesia—2.3%
Bank Central Asia Tbk PT	780,400	496
Sumber Alfaria Trijaya Tbk PT	1,421,600	261
		757

Israel—1.7%
Nice Ltd.(1)	2,111	550
Japan—6.3%
MonotaRO Co., Ltd. Unsponsored ADR	98,717	1,182
Nippon Paint Holdings Co., Ltd.	123,500	885
		2,067

Malaysia—0.6%
MR DIY Group M Bhd	669,166	212
Mexico—0.6%
Wal-Mart de Mexico SAB de C.V.	51,400	207
Netherlands—3.8%
ASML Holding N.V.	1,318	1,269
Philippines—1.2%
Ayala Corp.	16,249	185
Ayala Land, Inc.	351,130	201
		386

Poland—1.1%
Dino Polska S.A.(1)	3,624	352
Qatar—2.2%
Qatar Gas Transport Co., Ltd.	264,233	289
Qatar Islamic Bank SAQ	45,097	236
	Shares	Value

Qatar—continued
Qatar National Bank QPSC	55,949	$ 218
		743

Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	— (4)
Saudi Arabia—2.0%
Saudi Arabian Oil Co.	79,387	651
South Africa—4.3%
Anglo American Platinum Ltd.	4,378	178
Capitec Bank Holdings Ltd.	2,042	226
Clicks Group Ltd.	12,396	194
Impala Platinum Holdings Ltd.	45,136	186
Naspers Ltd. Class N	2,711	480
Northam Platinum Holdings Ltd.	26,789	160
		1,424

South Korea—9.1%
Cheil Worldwide, Inc.	17,559	243
CJ Logistics Corp.	2,272	202
Classys, Inc.	10,412	275
Coupang, Inc. Class A(1)	10,710	191
NAVER Corp.	1,279	178
NICE Information Service Co., Ltd.	23,621	179
Samsung Electronics Co., Ltd.	22,187	1,332
Samsung SDI Co., Ltd.	730	259
Saramin Co., Ltd.	12,192	164
		3,023

Taiwan—11.6%
Chailease Holding Co., Ltd.	40,000	214
Chroma ATE, Inc.	31,000	245
Delta Electronics, Inc.	24,000	257
Hotai Motor Co., Ltd.	13,000	263
Taiwan Semiconductor Manufacturing Co., Ltd.	118,121	2,838
		3,817

Thailand—0.7%
Bangkok Dusit Medical Services PCL Foreign Shares	298,700	231
United Arab Emirates—2.3%
ADNOC Drilling Co. PJSC	235,529	254
Emirates NBD Bank PJSC	54,568	257
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

	United Arab Emirates—continued
First Abu Dhabi Bank PJSC	69,822	$ 255
		766

	Total Common Stocks (Identified Cost $32,299)	32,747

	Total Long-Term Investments—99.9% (Identified Cost $32,523)	33,013

	TOTAL INVESTMENTS—99.9% (Identified Cost $32,523)	$33,013
	Other assets and liabilities, net—0.1%	36
	NET ASSETS—100.0%	$33,049
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
QPSC	Qatar Public Shareholding Company
SAQ	Societe Anonyme Qatar

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$ 266	$ 266	$—
Common Stocks	32,747	32,747	— (1)
Total Investments	$33,013	$33,013	$— (1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using significant observable inputs (Level 2) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Austria—1.0%
Erste Group Bank AG Sponsored ADR	23,721	$ 531
Belgium—0.9%
Warehouses De Pauw CVA	17,135	489
Canada—1.1%
RB Global, Inc.	7,734	589
China—9.4%
BYD Co., Ltd. Class H	41,185	1,061
China Merchants Bank Co., Ltd. Class H	231,858	917
ENN Energy Holdings Ltd.	253,513	1,953
JD.com, Inc. Class A	73,474	1,013
		4,944

Finland—2.2%
Kesko Oyj Class B	26,797	501
Neste Oyj	23,839	645
		1,146

France—5.7%
BioMerieux	14,041	1,549
Dassault Systemes SE	33,316	1,475
		3,024

Germany—1.2%
Bechtle AG	11,551	610
Israel—2.1%
Nice Ltd. Sponsored ADR(1)	4,284	1,117
Italy—1.1%
Moncler SpA	7,973	595
Japan—8.1%
GMO Payment Gateway, Inc.	14,382	925
MonotaRO Co., Ltd.	194,927	2,337
Nippon Paint Holdings Co., Ltd.	144,826	1,038
		4,300

	Shares	Value

Netherlands—4.5%
ASML Holding N.V.	1,093	$ 1,052
Euronext N.V.	7,120	677
IMCD N.V.	3,647	643
		2,372

Taiwan—1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	4,965	675
United Kingdom—8.9%
Barclays plc	295,151	683
Halma plc	39,675	1,186
Rentokil Initial plc	100,119	596
Segro plc	153,603	1,752
Spirax-Sarco Engineering plc	4,015	509
		4,726

United States—51.1%
Addus HomeCare Corp.(1)	8,325	860
Adobe, Inc. (1)	900	454
Agilent Technologies, Inc.	7,939	1,155
Alexandria Real Estate Equities, Inc.	13,743	1,772
American Water Works Co., Inc.	4,003	489
Autodesk, Inc.(1)	8,025	2,090
Crown Castle, Inc.	10,842	1,147
Dynatrace, Inc.(1)	5,623	261
Edwards Lifesciences Corp.(1)	19,657	1,878
Eversource Energy	25,217	1,507
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,118	543
IDEXX Laboratories, Inc.(1)	2,675	1,444
Intuit, Inc.	2,148	1,396
Keurig Dr Pepper, Inc.	30,017	921
MarketAxess Holdings, Inc.	2,400	526
Microsoft Corp.	1,121	472
Nasdaq, Inc.	9,535	602
NextEra Energy, Inc.	36,724	2,347
PNC Financial Services Group, Inc. (The)	4,187	677
Salesforce, Inc.	2,273	685
	Shares	Value

United States—continued
SBA Communications Corp. Class A	2,432	$ 527
Starbucks Corp.	5,458	499
Target Corp.	3,375	598
Thermo Fisher Scientific, Inc.	1,582	919
Veeva Systems, Inc. Class A(1)	6,900	1,599
Xylem, Inc.	4,997	646
Zoetis, Inc. Class A	5,940	1,005
		27,019

Total Common Stocks (Identified Cost $47,836)		52,137

Total Long-Term Investments—98.6% (Identified Cost $47,836)		52,137

TOTAL INVESTMENTS—98.6% (Identified Cost $47,836)		$52,137
Other assets and liabilities, net—1.4%		760
NET ASSETS—100.0%		$52,897

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	52%
China	10
United Kingdom	9
Japan	8
France	6
Netherlands	5
Finland	2
Other	8
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$52,137	$52,137
Total Investments	$52,137	$52,137
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Assets
Investment in securities at value(1)	$ 1,338,456	$ 651,615	$ 141,061	$ 33,821
Investment in affiliates at value(2)	—	—	52,260	—
Foreign currency at value(3)	—	20	101	54
Cash	14,143	1,611	7,233	885
Due from broker	—	—	6,297	—
Cash pledged as collateral for futures contracts	—	—	3,056	—
Cash pledged as collateral for swap contracts	—	—	93	—
Variation margin receivable on swap contracts	—	—	— (a)	—
Variation margin receivable on futures contracts	—	—	80	—
Receivables
Investment securities sold	22,013	8	22	104
Fund shares sold	1,319	3,271	5	5
Dividends and interest	4,226	334	690	219
Receivable from adviser	—	—	7	—
Tax reclaims	—	1,320	37	256
Prepaid Trustees’ retainer	27	12	4	1
Prepaid expenses	83	35	44	25
Other assets	168	104	57	1
Total assets	1,380,435	658,330	211,047	35,371
Liabilities
Payables
Fund shares repurchased	1,502	318	31	7
Investment securities purchased	21,271	8	379	—
Investment advisory fees	500	363	—	12
Distribution and service fees	99	81	9	1
Administration and accounting fees	117	56	19	4
Transfer agent and sub-transfer agent fees and expenses	194	101	13	5
Professional fees	37	1	15	20
Trustee deferred compensation plan	168	104	57	1
Interest expense and/or commitment fees	6	3	1	1
Other accrued expenses	94	64	32	9
Total liabilities	23,988	1,099	556	60
Net Assets	$ 1,356,447	$ 657,231	$ 210,491	$ 35,311
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,389,677	$ 397,823	$ 206,947	$ 30,707
Accumulated earnings (loss)	(33,230)	259,408	3,544	4,604
Net Assets	$ 1,356,447	$ 657,231	$ 210,491	$ 35,311
Net Assets:
Class A	$ 173,572	$ 229,217	$ 35,930	$ 3,375
Class C	$ 72,236	$ 39,216	$ 1,711	$ 80
Class P	$ 329,761	$ 144,099	$ 1,233	$ 4,356
Institutional Class	$ 776,125	$ 244,699	$ 4,813	$ 14,310
Class R6	$ 388	$ —	$ 166,691	$ 13,190
Administrative Class	$ 4,365	$ —	$ 113	$ —
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,188,712	10,986,273	3,480,381	112,932
Class C	2,128,449	2,005,703	158,179	2,713
Class P	10,294,986	6,831,864	121,620	146,212
Institutional Class	23,830,202	11,982,132	470,500	456,615
Class R6	11,943	—	16,804,067	427,411
Administrative Class	132,592	—	10,544	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 33.45	$ 20.86	$ 10.32	$ 29.88
Class C	$ 33.94	$ 19.55	$ 10.82	$ 29.34
Class P	$ 32.03	$ 21.09	$ 10.14	$ 29.79
Institutional Class	$ 32.57	$ 20.42	$ 10.23	$ 31.34
Class R6	$ 32.51	$ —	$ 9.92	$ 30.86
Administrative Class	$ 32.92	$ —	$ 10.76	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 35.40	$ 22.07	$ 10.92	$ 31.62
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,216,828	$ 402,823	$ 140,967	$ 27,791
(2) Investment in affiliates at cost	$ —	$ —	$ 58,731	$ —
(3) Foreign currency at cost	$ —	$ 21	$ 85	$ 54

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund
Assets
Investment in securities at value(1)	$ 579,232	$ 33,013	$ 52,137
Foreign currency at value(2)	—	57	64
Cash	7,595	75	532
Receivables
Investment securities sold	9	31	7
Fund shares sold	1,744	1	— (a)
Dividends and interest	10,330	137	92
Tax reclaims	—	6	171
Prepaid Trustees’ retainer	13	1	1
Prepaid expenses	48	32	21
Other assets	185	14	5
Total assets	599,156	33,367	53,030
Liabilities
Payables
Fund shares repurchased	333	150	70
Investment securities purchased	7,517	24	7
Foreign capital gains tax	—	54	—
Investment advisory fees	168	7	14
Distribution and service fees	44	2	2
Administration and accounting fees	52	4	5
Transfer agent and sub-transfer agent fees and expenses	110	9	3
Professional fees	21	33	20
Trustee deferred compensation plan	185	14	5
Interest expense and/or commitment fees	2	— (a)	— (a)
Other accrued expenses	35	21	7
Total liabilities	8,467	318	133
Net Assets	$ 590,689	$ 33,049	$ 52,897
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 803,097	$ 53,990	$ 51,097
Accumulated earnings (loss)	(212,408)	(20,941)	1,800
Net Assets	$ 590,689	$ 33,049	$ 52,897
Net Assets:
Class A	$ 114,278	$ 5,582	$ 7,106
Class C	$ 47,098	$ 368	$ —
Class P	$ 191,796	$ 1,897	$ 2,312
Institutional Class	$ 220,280	$ 25,202	$ 43,479
Class R6	$ 17,237	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,358,732	358,687	531,061
Class C	3,432,106	23,821	—
Class P	14,111,196	122,001	167,362
Institutional Class	16,267,100	1,629,583	3,034,581
Class R6	1,272,487	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.67	$ 15.56	$ 13.38
Class C	$ 13.72	$ 15.44	$ —
Class P	$ 13.59	$ 15.55	$ 13.82
Institutional Class	$ 13.54	$ 15.47	$ 14.33
Class R6	$ 13.55	$ —	$ —
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.98	$ 16.47	$ 14.16
Maximum Sales Charge - Class A	2.25%	5.50%	5.50%
(1) Investment in securities at cost	$ 590,311	$ 32,523	$ 47,836
(2) Foreign currency at cost	$ —	$ 57	$ 63

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Investment Income
Dividends	$ 4,174	$ 4,239	$ 899	$ 589
Dividends from affiliates	—	—	535	—
Interest	16,582	—	1,753	—
Foreign taxes withheld	—	(19)	(23)	(56)
Total investment income	20,756	4,220	3,164	533
Expenses
Investment advisory fees	3,882	2,904	711	170
Distribution and service fees, Class A	226	266	44	4
Distribution and service fees, Class C	369	184	9	1
Distribution and service fees, Administrative Class	6	—	— (1)	—
Administration and accounting fees	699	316	107	21
Transfer agent fees and expenses	292	132	47	8
Sub-transfer agent fees and expenses, Class A	82	93	12	2
Sub-transfer agent fees and expenses, Class C	30	17	1	— (1)
Sub-transfer agent fees and expenses, Class P	140	61	1	1
Sub-transfer agent fees and expenses, Institutional Class	352	109	2	7
Sub-transfer agent fees and expenses, Administrative Class	2	—	— (1)	—
Custodian fees	2	2	2	2
Printing fees and expenses	72	33	11	4
Professional fees	45	22	20	17
Interest expense and/or commitment fees	6	2	1	1
Registration fees	64	38	35	23
Trustees’ fees and expenses	62	27	9	2
Miscellaneous expenses	46	23	33	13
Total expenses	6,377	4,229	1,045	276
Less net expenses reimbursed and/or waived by investment adviser(2)	(928)	(877)	(757)	(96)
Net expenses	5,449	3,352	288	180
Net investment income (loss)	15,307	868	2,876	353
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	998	15,105	276	1,392
Investments in affiliates	—	—	(978)	—
Foreign currency transactions	—	(6)	5	(1)
Futures	—	—	2,848	—
Swaps	—	—	87	—
Capital gains received from investments in affiliates	—	—	6,826	—
Net change in unrealized appreciation (depreciation) on:
Investments	107,681	110,069	10,809	2,605
Investments in affiliates	—	—	(434)	—
Foreign currency transactions	—	23	13	3
Futures	—	—	2,387	—
Swaps	—	—	(25)	—
Net realized and unrealized gain (loss) on investments	108,679	125,191	21,814	3,999
Net increase (decrease) in net assets resulting from operations	$123,986	$126,059	$24,690	$4,352

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund
Investment Income
Dividends	$ 381	$ 340	$ 419
Interest	21,214	—	—
Foreign taxes withheld	—	(43)	(17)
Total investment income	21,595	297	402
Expenses
Investment advisory fees	1,414	159	214
Distribution and service fees, Class A	141	7	9
Distribution and service fees, Class C	119	2	—
Administration and accounting fees	304	23	31
Transfer agent fees and expenses	130	8	12
Sub-transfer agent fees and expenses, Class A	35	3	4
Sub-transfer agent fees and expenses, Class C	20	— (1)	—
Sub-transfer agent fees and expenses, Class P	83	1	1
Sub-transfer agent fees and expenses, Institutional Class	112	13	1
Custodian fees	3	6	1
Printing fees and expenses	27	5	4
Professional fees	21	16	15
Interest expense and/or commitment fees	2	8	— (1)
Registration fees	48	18	12
Trustees’ fees and expenses	24	2	2
Miscellaneous expenses	27	11	5
Total expenses	2,510	282	311
Less net expenses reimbursed and/or waived by investment adviser(2)	(432)	(98)	(116)
Net expenses	2,078	184	195
Net investment income (loss)	19,517	113	207
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(5,357)	(3,452)	(2,198)
Foreign currency transactions	—	(49)	2
Foreign capital gains tax	—	(21)	—
Net change in unrealized appreciation (depreciation) on:
Investments	20,526	3,593	7,837
Foreign currency transactions	—	4	4
Foreign capital gains tax	—	(22)	—
Net realized and unrealized gain (loss) on investments	15,169	53	5,645
Net increase (decrease) in net assets resulting from operations	$34,686	$ 166	$ 5,852

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Convertible Fund		Duff & Phelps Water Fund		Global Allocation Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 15,307	$ 29,244	$ 868	$ 3,990	$ 2,876	$ 5,822
Net realized gain (loss)	998	(44,226)	15,099	23,267	9,064	339
Net change in unrealized appreciation (depreciation)	107,681	85,472	110,092	48,875	12,750	16,340
Increase (decrease) in net assets resulting from operations	123,986	70,490	126,059	76,132	24,690	22,501
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,973)	(3,889)	(7,058)	(953)	(927)	(1,869)
Class C	(911)	(763)	(1,053)	—	(33)	(104)
Class P	(6,014)	(7,238)	(4,653)	(457)	(40)	(101)
Institutional Class	(14,163)	(18,035)	(8,396)	(1,930)	(157)	(304)
Class R6	(8)	(4)	—	—	(4,840)	(9,542)
Administrative Class	(81)	(101)	—	—	(3)	(5)
Total dividends and distributions to shareholders	(24,150)	(30,030)	(21,160)	(3,340)	(6,000)	(11,925)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(36,328)	(46,661)	(8,545)	(30,007)	(1,951)	(3,047)
Class C	(11,402)	(12,134)	(3,289)	(9,898)	(339)	(361)
Class P	(22,279)	(28,925)	(7,660)	(43,110)	(469)	(798)
Institutional Class	(124,653)	(108,585)	(15,325)	(40,411)	(986)	(1,042)
Class R6	127	140	—	—	(5,317)	(26,654)
Administrative Class	(1,495)	(10,480)	—	—	— (1)	(14)
Increase (decrease) in net assets from capital transactions	(196,030)	(206,645)	(34,819)	(123,426)	(9,062)	(31,916)
Net increase (decrease) in net assets	(96,194)	(166,185)	70,080	(50,634)	9,628	(21,340)
Net Assets
Beginning of period	1,452,641	1,618,826	587,151	637,785	200,863	222,203
End of Period	$ 1,356,447	$ 1,452,641	$ 657,231	$ 587,151	$ 210,491	$ 200,863

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	International Small-Cap Fund		Newfleet Short Duration High Income Fund		NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 353	$ 1,759	$ 19,517	$ 36,360	$ 113	$ 645
Net realized gain (loss)	1,391	(9)	(5,357)	(19,600)	(3,522)	(11,575)
Net change in unrealized appreciation (depreciation)	2,608	8,624	20,526	39,602	3,575	18,795
Increase (decrease) in net assets resulting from operations	4,352	10,374	34,686	56,362	166	7,865
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(186)	(34)	(3,989)	(6,812)	(66)	(172)
Class C	(4)	—	(1,598)	(3,146)	(3)	(9)
Class P	(233)	(64)	(6,646)	(10,186)	(29)	(81)
Institutional Class	(571)	(228)	(8,596)	(14,183)	(347)	(1,003)
Class R6	(646)	(254)	(602)	(451)	—	—
Total dividends and distributions to shareholders	(1,640)	(580)	(21,431)	(34,778)	(445)	(1,265)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(34)	(304)	1,531	(8,465)	(970)	(2,809)
Class C	(84)	(43)	(3,225)	(11,360)	(92)	(87)
Class P	46	(1,979)	24,911	16,137	(845)	(7,585)
Institutional Class	(1,489)	(6,520)	(23,129)	(1,986)	(5,475)	(20,030)
Class R6	59	(10,891)	3,971	2,225	—	—
Increase (decrease) in net assets from capital transactions	(1,502)	(19,737)	4,059	(3,449)	(7,382)	(30,511)
Net increase (decrease) in net assets	1,210	(9,943)	17,314	18,135	(7,661)	(23,911)
Net Assets
Beginning of period	34,101	44,044	573,375	555,240	40,710	64,621
End of Period	$ 35,311	$ 34,101	$ 590,689	$ 573,375	$ 33,049	$ 40,710
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Global Sustainability Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 207	$ 515
Net realized gain (loss)	(2,196)	11,114
Net change in unrealized appreciation (depreciation)	7,841	2,232
Increase (decrease) in net assets resulting from operations	5,852	13,861
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,473)	(888)
Class P	(377)	(581)
Institutional Class	(7,527)	(10,848)
Total dividends and distributions to shareholders	(9,377)	(12,317)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(18)	4,710
Class P	294	(506)
Institutional Class	2,589	(33,179)
Increase (decrease) in net assets from capital transactions	2,865	(28,975)
Net increase (decrease) in net assets	(660)	(27,431)
Net Assets
Beginning of period	53,557	80,988
End of Period	$ 52,897	$ 53,557
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Convertible Fund
Class A
10/1/23 to 3/31/24(6)	$31.00	0.33	—	2.65	2.98	(0.53)	—	(0.53)	—	2.45	$33.45	9.66%	$ 173,572	0.96%	1.10%	2.09%	77%
10/1/22 to 9/30/23	30.27	0.54	—	0.73	1.27	(0.54)	—	(0.54)	—	0.73	31.00	4.19	196,478	0.96	1.10	1.71	136
10/1/21 to 9/30/22	45.74	0.16	—	(7.94)	(7.78)	(0.19)	(7.50)	(7.69)	—	(15.47)	30.27	(20.06)	236,603	0.96	1.10	0.45	121
10/1/20 to 9/30/21	38.77	0.11	—	9.73	9.84	(0.20)	(2.67)	(2.87)	—	6.97	45.74	25.71	396,378	0.95	1.02	0.25	130
10/1/19 to 9/30/20	29.25	0.27	—	10.59	10.86	(0.43)	(0.91)	(1.34)	—	9.52	38.77	38.44	254,762	0.96	0.98	0.83	145
10/1/18 to 9/30/19	32.78	0.29	—	0.63	0.92	(0.90)	(3.55)	(4.45)	—	(3.53)	29.25	5.29	69,611	1.02	1.02	0.99	143
Class C
10/1/23 to 3/31/24(6)	$31.44	0.21	—	2.69	2.90	(0.40)	—	(0.40)	—	2.50	$33.94	9.27%	$ 72,236	1.73%	1.84%	1.32%	77%
10/1/22 to 9/30/23	30.69	0.30	—	0.73	1.03	(0.28)	—	(0.28)	—	0.75	31.44	3.37	78,057	1.73	1.83	0.95	136
10/1/21 to 9/30/22	46.36	(0.12)	—	(8.05)	(8.17)	— (7)	(7.50)	(7.50)	—	(15.67)	30.69	(20.67)	87,842	1.73	1.82	(0.32)	121
10/1/20 to 9/30/21	39.39	(0.24)	—	9.88	9.64	— (7)	(2.67)	(2.67)	—	6.97	46.36	24.75	141,138	1.72	1.77	(0.52)	130
10/1/19 to 9/30/20	29.61	0.02	—	10.77	10.79	(0.10)	(0.91)	(1.01)	—	9.78	39.39	37.40	112,523	1.73	1.74	0.06	145
10/1/18 to 9/30/19	32.95	0.08	—	0.67	0.75	(0.54)	(3.55)	(4.09)	—	(3.34)	29.61	4.53	60,434	1.75	1.75	0.26	143
Class P
10/1/23 to 3/31/24(6)	$29.71	0.36	—	2.54	2.90	(0.58)	—	(0.58)	—	2.32	$32.03	9.81%	$ 329,761	0.71%	0.85%	2.34%	77%
10/1/22 to 9/30/23	29.05	0.60	—	0.69	1.29	(0.63)	—	(0.63)	—	0.66	29.71	4.45	328,205	0.71	0.83	1.97	136
10/1/21 to 9/30/22	44.23	0.23	—	(7.63)	(7.40)	(0.28)	(7.50)	(7.78)	—	(15.18)	29.05	(19.86)	348,324	0.71	0.83	0.64	121
10/1/20 to 9/30/21	37.57	0.22	—	9.42	9.64	(0.31)	(2.67)	(2.98)	—	6.66	44.23	26.03	808,844	0.69 (8)	0.81	0.51	130
10/1/19 to 9/30/20	28.45	0.34	—	10.27	10.61	(0.58)	(0.91)	(1.49)	—	9.12	37.57	38.78	547,783	0.71	0.71	1.08	145
10/1/18 to 9/30/19	32.12	0.35	—	0.60	0.95	(1.07)	(3.55)	(4.62)	—	(3.67)	28.45	5.59	155,601	0.75	0.75	1.26	143
Institutional Class
10/1/23 to 3/31/24(6)	$30.20	0.36	—	2.59	2.95	(0.58)	—	(0.58)	—	2.37	$32.57	9.81%	$ 776,125	0.71%	0.85%	2.34%	77%
10/1/22 to 9/30/23	29.52	0.60	—	0.71	1.31	(0.63)	—	(0.63)	—	0.68	30.20	4.43	844,174	0.71	0.86	1.96	136
10/1/21 to 9/30/22	44.81	0.24	—	(7.74)	(7.50)	(0.29)	(7.50)	(7.79)	—	(15.29)	29.52	(19.84)	930,359	0.71	0.83	0.68	121
10/1/20 to 9/30/21	38.04	0.23	—	9.53	9.76	(0.32)	(2.67)	(2.99)	—	6.77	44.81	26.02	1,640,171	0.69	0.77	0.51	130
10/1/19 to 9/30/20	28.76	0.34	—	10.40	10.74	(0.55)	(0.91)	(1.46)	—	9.28	38.04	38.80	1,045,769	0.71	0.71	1.07	145
10/1/18 to 9/30/19	32.41	0.37	—	0.61	0.98	(1.08)	(3.55)	(4.63)	—	(3.65)	28.76	5.62	370,111	0.72	0.72	1.29	143
Class R6
10/1/23 to 3/31/24(6)	$30.15	0.38	—	2.58	2.96	(0.60)	—	(0.60)	—	2.36	$32.51	9.88%	$ 388	0.62%	0.77%	2.44%	77%
10/1/22 to 9/30/23	29.49	0.65	—	0.69	1.34	(0.68)	—	(0.68)	—	0.66	30.15	4.55	226	0.62	0.75	2.12	136
1/31/22 (9) to 9/30/22	34.43	0.24	—	(4.94)	(4.70)	(0.24)	—	(0.24)	—	(4.94)	29.49	(13.67)	86	0.62	0.83	1.11	121 (10)
Administrative Class
10/1/23 to 3/31/24(6)	$30.51	0.33	—	2.61	2.94	(0.53)	—	(0.53)	—	2.41	$32.92	9.69%	$ 4,365	0.93%	1.10%	2.12%	77%
10/1/22 to 9/30/23	29.78	0.52	—	0.74	1.26	(0.53)	—	(0.53)	—	0.73	30.51	4.23	5,501	0.93	1.11	1.67	136
10/1/21 to 9/30/22	45.15	0.17	—	(7.83)	(7.66)	(0.21)	(7.50)	(7.71)	—	(15.37)	29.78	(20.05)	15,612	0.93	1.16	0.46	121
10/1/20 to 9/30/21	38.36	0.14	—	9.62	9.76	(0.30)	(2.67)	(2.97)	—	6.79	45.15	25.79	25,665	0.91	0.97	0.31	130
10/1/19 to 9/30/20	28.95	0.35	—	10.42	10.77	(0.45)	(0.91)	(1.36)	—	9.41	38.36	38.50	13,386	0.93	0.93	0.99	145
10/1/18 to 9/30/19	32.46	0.30	—	0.61	0.91	(0.87)	(3.55)	(4.42)	—	(3.51)	28.95	5.29	550	0.97	0.97	1.03	143
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Water Fund
Class A
10/1/23 to 3/31/24(6)	$17.57	0.01	—	3.91	3.92	(0.12)	(0.51)	(0.63)	—	3.29	$20.86	22.76%	$ 229,217	1.22%	1.48%	0.16%	12%
10/1/22 to 9/30/23	15.87	0.09	—	1.68	1.77	(0.07)	—	(0.07)	—	1.70	17.57	11.17	201,139	1.22	1.48	0.48	19
10/1/21 to 9/30/22	22.45	0.05	—	(4.87)	(4.82)	(0.25)	(1.51)	(1.76)	— (7)	(6.58)	15.87	(23.71) (11)	207,428	1.22	1.48	0.27	27
10/1/20 to 9/30/21	17.63	0.26	—	4.87	5.13	(0.04)	(0.27)	(0.31)	—	4.82	22.45	29.41	286,453	1.22	1.45	1.23	32
10/1/19 to 9/30/20	16.31	0.06	—	1.77	1.83	(0.11)	(0.40)	(0.51)	—	1.32	17.63	11.35	200,384	1.22	1.40	0.37	28
10/1/18 to 9/30/19	15.54	0.11	—	1.15	1.26	(0.13)	(0.36)	(0.49)	—	0.77	16.31	8.88	177,463	1.23	1.40	0.76	33
Class C
10/1/23 to 3/31/24(6)	$16.45	(0.05)	—	3.66	3.61	—	(0.51)	(0.51)	—	3.10	$19.55	22.26%	$ 39,216	1.97%	2.24%	(0.59) %	12%
10/1/22 to 9/30/23	14.90	(0.05)	—	1.60	1.55	—	—	—	—	1.55	16.45	10.40	36,154	1.97	2.23	(0.28)	19
10/1/21 to 9/30/22	21.18	(0.09)	—	(4.60)	(4.69)	(0.08)	(1.51)	(1.59)	— (7)	(6.28)	14.90	(24.32) (11)	41,415	1.97	2.22	(0.50)	27
10/1/20 to 9/30/21	16.73	0.09	—	4.63	4.72	— (7)	(0.27)	(0.27)	—	4.45	21.18	28.48	68,805	1.97	2.20	0.43	32
10/1/19 to 9/30/20	15.52	(0.06)	—	1.67	1.61	—	(0.40)	(0.40)	—	1.21	16.73	10.48	57,901	1.97	2.16	(0.38)	28
10/1/18 to 9/30/19	14.79	—	—	1.10	1.10	(0.01)	(0.36)	(0.37)	—	0.73	15.52	8.02	70,175	1.98	2.15	0.01	33
Class P
10/1/23 to 3/31/24(6)	$17.77	0.04	—	3.96	4.00	(0.17)	(0.51)	(0.68)	—	3.32	$21.09	22.89%	$ 144,099	0.94%	1.24%	0.44%	12%
10/1/22 to 9/30/23	15.98	0.14	—	1.70	1.84	(0.05)	—	(0.05)	—	1.79	17.77	11.53	128,873	0.94	1.22	0.75	19
10/1/21 to 9/30/22	22.53	0.10	—	(4.91)	(4.81)	(0.23)	(1.51)	(1.74)	— (7)	(6.55)	15.98	(23.53) (11)	153,863	0.94	1.19	0.50	27
10/1/20 to 9/30/21	17.68	0.32	—	4.88	5.20	(0.08)	(0.27)	(0.35)	—	4.85	22.53	29.77	339,111	0.94	1.25	1.51	32
10/1/19 to 9/30/20	16.33	0.11	—	1.77	1.88	(0.13)	(0.40)	(0.53)	—	1.35	17.68	11.67	240,922	0.94	1.16	0.66	28
10/1/18 to 9/30/19	15.59	0.15	—	1.14	1.29	(0.19)	(0.36)	(0.55)	—	0.74	16.33	9.14	210,425	0.95	1.17	1.03	33
Institutional Class
10/1/23 to 3/31/24(6)	$17.24	0.04	—	3.83	3.87	(0.18)	(0.51)	(0.69)	—	3.18	$20.42	22.86%	$ 244,699	0.93%	1.24%	0.45%	12%
10/1/22 to 9/30/23	15.57	0.14	—	1.66	1.80	(0.13)	—	(0.13)	—	1.67	17.24	11.55	220,985	0.93	1.24	0.76	19
10/1/21 to 9/30/22	22.06	0.11	—	(4.77)	(4.66)	(0.32)	(1.51)	(1.83)	— (7)	(6.49)	15.57	(23.48) (11)	235,079	0.93	1.23	0.59	27
10/1/20 to 9/30/21	17.33	0.33	—	4.77	5.10	(0.10)	(0.27)	(0.37)	—	4.73	22.06	29.76	325,247	0.93	1.21	1.57	32
10/1/19 to 9/30/20	16.03	0.11	—	1.74	1.85	(0.15)	(0.40)	(0.55)	—	1.30	17.33	11.71	204,320	0.93	1.13	0.68	28
10/1/18 to 9/30/19	15.31	0.15	—	1.11	1.26	(0.18)	(0.36)	(0.54)	—	0.72	16.03	9.12	152,496	0.94	1.18	1.04	33

Global Allocation Fund
Class A
10/1/23 to 3/31/24(6)	$ 9.40	0.13	0.33	0.72	1.18	(0.26)	—	(0.26)	—	0.92	$10.32	12.69%	$ 35,930	0.52%	1.30%	2.62%	31%
10/1/22 to 9/30/23	9.03	0.22	0.40	0.23	0.85	(0.01)	(0.47)	(0.48)	—	0.37	9.40	9.49	34,586	0.52	1.30	2.33	55
10/1/21 to 9/30/22	11.99	0.10	0.74	(2.75)	(1.91)	(0.22)	(0.83)	(1.05)	—	(2.96)	9.03	(17.65)	36,036	0.52	1.26	0.91	88
10/1/20 to 9/30/21	11.11	0.14	0.16	1.33	1.63	(0.22)	(0.53)	(0.75)	— (7)	0.88	11.99	15.16 (11)	49,743	0.56 (8)	1.22	1.19	168
10/1/19 to 9/30/20	11.05	0.13	—	0.94	1.07	(0.12)	(0.89)	(1.01)	—	0.06	11.11	10.21	46,506	0.52	1.14	1.18	141
10/1/18 to 9/30/19	11.47	0.21	—	0.06	0.27	(0.25)	(0.44)	(0.69)	—	(0.42)	11.05 (12)	3.05 (12)	49,259	0.61	1.14	1.95	29
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Global Allocation Fund (Continued)
Class C
10/1/23 to 3/31/24(6)	$ 9.79	0.11	0.34	0.76	1.21	(0.18)	—	(0.18)	—	1.03	$10.82	12.40%	$ 1,711	1.27%	2.06%	2.24%	31%
10/1/22 to 9/30/23	9.46	0.17	0.41	0.22	0.80	—	(0.47)	(0.47)	—	0.33	9.79	8.55	1,866	1.27	2.05	1.68	55
10/1/21 to 9/30/22	12.50	0.06	0.74	(2.88)	(2.08)	(0.13)	(0.83)	(0.96)	—	(3.04)	9.46	(18.21)	2,136	1.27	2.03	0.53	88
10/1/20 to 9/30/21	11.47	0.07	0.21	1.32	1.60	(0.04)	(0.53)	(0.57)	— (7)	1.03	12.50	14.29 (11)	2,558	1.31 (8)	1.94	0.59	168
10/1/19 to 9/30/20	11.37	0.06	—	0.95	1.01	(0.02)	(0.89)	(0.91)	—	0.10	11.47	9.28	3,549	1.27	1.83	0.55	141
10/1/18 to 9/30/19	11.67	0.13	—	0.08	0.21	(0.07)	(0.44)	(0.51)	—	(0.30)	11.37 (12)	2.29 (12)	6,393	1.34	1.91	1.14	29
Class P
10/1/23 to 3/31/24(6)	$ 9.24	0.15	0.32	0.71	1.18	(0.28)	—	(0.28)	—	0.90	$10.14	12.87%	$ 1,233	0.32%	1.06%	3.13%	31%
10/1/22 to 9/30/23	8.87	0.25	0.39	0.21	0.85	(0.01)	(0.47)	(0.48)	—	0.37	9.24	9.71	1,580	0.32	1.04	2.68	55
10/1/21 to 9/30/22	11.79	0.24	0.70	(2.79)	(1.85)	(0.24)	(0.83)	(1.07)	—	(2.92)	8.87	(17.46)	2,270	0.32	1.00	2.21	88
10/1/20 to 9/30/21	10.96	0.16	0.16	1.30	1.62	(0.26)	(0.53)	(0.79)	— (7)	0.83	11.79	15.30 (11)	6,536	0.36 (8)	1.03	1.38	168
10/1/19 to 9/30/20	10.94	0.17	—	0.90	1.07	(0.16)	(0.89)	(1.05)	—	0.02	10.96	10.39	5,371	0.32	0.90	1.63	141
10/1/18 to 9/30/19	11.38	0.18	—	0.12	0.30	(0.30)	(0.44)	(0.74)	—	(0.44)	10.94 (12)	3.30 (12)	6,173	0.37	0.91	1.68	29
Institutional Class
10/1/23 to 3/31/24(6)	$ 9.32	0.16	0.33	0.70	1.19	(0.28)	—	(0.28)	—	0.91	$10.23	12.96%	$ 4,813	0.29%	1.05%	3.36%	31%
10/1/22 to 9/30/23	8.95	0.25	0.39	0.21	0.85	(0.01)	(0.47)	(0.48)	—	0.37	9.32	9.64	5,327	0.29	1.05	2.64	55
10/1/21 to 9/30/22	11.89	0.36	0.72	(2.95)	(1.87)	(0.24)	(0.83)	(1.07)	—	(2.94)	8.95	(17.42)	6,085	0.29	1.01	3.29	88
10/1/20 to 9/30/21	11.05	0.17	0.16	1.32	1.65	(0.28)	(0.53)	(0.81)	— (7)	0.84	11.89	15.46 (11)	10,820	0.31 (8)	0.86	1.43	168
10/1/19 to 9/30/20	11.02	0.14	—	0.94	1.08	(0.16)	(0.89)	(1.05)	—	0.03	11.05	10.40	9,609	0.29	0.88	1.28	141
10/1/18 to 9/30/19	11.45	0.24	—	0.06	0.30	(0.29)	(0.44)	(0.73)	—	(0.43)	11.02 (12)	3.34 (12)	6,026	0.36	0.89	2.25	29
Class R6
10/1/23 to 3/31/24(6)	$ 9.05	0.13	0.32	0.71	1.16	(0.29)	—	(0.29)	—	0.87	$ 9.92	12.97%	$ 166,691	0.22%	0.96%	2.86%	31%
10/1/22 to 9/30/23	8.70	0.24	0.38	0.21	0.83	(0.01)	(0.47)	(0.48)	—	0.35	9.05	9.71	157,400	0.22	0.96	2.55	55
10/1/21 to 9/30/22	11.59	0.12	0.71	(2.64)	(1.81)	(0.25)	(0.83)	(1.08)	—	(2.89)	8.70	(17.37)	175,564	0.22	0.93	1.19	88
10/1/20 to 9/30/21	10.79	0.17	0.16	1.28	1.61	(0.28)	(0.53)	(0.81)	— (7)	0.80	11.59	15.46 (11)	216,700	0.26 (8)	0.91	1.50	168
10/1/19 to 9/30/20	10.78	0.16	—	0.92	1.08	(0.18)	(0.89)	(1.07)	—	0.01	10.79	10.57	191,750	0.22	0.83	1.52	141
10/1/18 to 9/30/19	11.23	0.23	—	0.06	0.29	(0.30)	(0.44)	(0.74)	—	(0.45)	10.78 (12)	3.34 (12)	249,269	0.28	0.82	2.23	29
Administrative Class
10/1/23 to 3/31/24(6)	$ 9.79	0.14	0.34	0.76	1.24	(0.27)	—	(0.27)	—	0.97	$10.76	12.76%	$ 113	0.47%	1.24%	2.69%	31%
10/1/22 to 9/30/23	9.38	0.22	0.41	0.26	0.89	(0.01)	(0.47)	(0.48)	—	0.41	9.79	9.56	104	0.47	1.25	2.22	55
10/1/21 to 9/30/22	12.42	0.11	0.54	(2.63)	(1.98)	(0.23)	(0.83)	(1.06)	—	(3.04)	9.38	(17.61)	112	0.47	0.59	1.02	88
10/1/20 to 9/30/21	11.46	0.33	0.16	1.37	1.86	(0.37)	(0.53)	(0.90)	— (7)	0.96	12.42	16.73 (11)	42	0.47 (8)	2.34	2.68	168
10/1/19 to 9/30/20	11.38	0.13	—	0.98	1.11	(0.14)	(0.89)	(1.03)	—	0.08	11.46	10.24	27	0.47	1.08	1.17	141
10/1/18 to 9/30/19	11.77	0.22	—	0.08	0.30	(0.25)	(0.44)	(0.69)	—	(0.39)	11.38 (12)	3.17 (12)	23	0.53	1.07	1.97	29
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

International Small-Cap Fund
Class A
10/1/23 to 3/31/24(6)	$27.87	0.27	—	3.36	3.63	(1.62)	—	(1.62)	—	2.01	$29.88	13.44%	$ 3,375	1.26% (13)	1.91%	1.88%	37%
10/1/22 to 9/30/23	22.77	0.96	—	4.42	5.38	(0.28)	—	(0.28)	—	5.10	27.87	23.74	3,167	1.27 (13)	1.83	3.60	70
10/1/21 to 9/30/22	41.91	0.48	—	(12.74)	(12.26)	(0.86)	(6.06)	(6.92)	0.04	(19.14)	22.77	(34.75) (11)	2,845	1.25	1.78	1.53	131
10/1/20 to 9/30/21	34.36	0.22	—	7.76	7.98	(0.30)	(0.13)	(0.43)	—	7.55	41.91	23.32	4,853	1.25	1.77	0.54	51
10/1/19 to 9/30/20	32.15	0.15	—	2.54	2.69	(0.48)	—	(0.48)	—	2.21	34.36	8.37	3,619	1.25	1.75	0.47	60
10/1/18 to 9/30/19	43.09	0.34	—	(6.28)	(5.94)	(0.10)	(4.90)	(5.00)	—	(10.94)	32.15	(12.05)	4,826	1.25	1.94	1.05	55
Class C
10/1/23 to 3/31/24(6)	$26.98	0.10	—	3.35	3.45	(1.09)	—	(1.09)	—	2.36	$29.34	13.06%	$ 80	2.01% (13)	2.75%	0.69%	37%
10/1/22 to 9/30/23	21.97	0.73	—	4.28	5.01	—	—	—	—	5.01	26.98	22.80	157	2.02 (13)	2.63	2.83	70
10/1/21 to 9/30/22	40.12	0.20	—	(12.28)	(12.08)	(0.05)	(6.06)	(6.11)	0.04	(18.15)	21.97	(35.24) (11)	166	2.00	2.49	0.66	131
10/1/20 to 9/30/21	33.00	(0.24)	—	7.60	7.36	(0.11)	(0.13)	(0.24)	—	7.12	40.12	22.36	373	2.00	2.47	(0.62)	51
10/1/19 to 9/30/20	30.72	(0.08)	—	2.40	2.32	(0.04)	—	(0.04)	—	2.28	33.00	7.56	722	2.00	2.49	(0.27)	60
10/1/18 to 9/30/19	41.63	0.05	—	(6.06)	(6.01)	—	(4.90)	(4.90)	—	(10.91)	30.72	(12.75)	963	2.04	2.59	0.16	55
Class P
10/1/23 to 3/31/24(6)	$27.79	0.29	—	3.35	3.64	(1.64)	—	(1.64)	—	2.00	$29.79	13.51%	$ 4,356	1.11% (13)	1.59%	2.05%	37%
10/1/22 to 9/30/23	22.68	0.92	—	4.49	5.41	(0.30)	—	(0.30)	—	5.11	27.79	24.00	4,009	1.12 (13)	1.52	3.48	70
10/1/21 to 9/30/22	41.77	0.47	—	(12.63)	(12.16)	(0.91)	(6.06)	(6.97)	0.04	(19.09)	22.68	(34.67) (11)	4,965	1.10	1.36	1.48	131
10/1/20 to 9/30/21	34.20	0.27	—	7.72	7.99	(0.29)	(0.13)	(0.42)	—	7.57	41.77	23.45	10,911	1.10	1.53	0.65	51
10/1/19 to 9/30/20	31.91	0.17	—	2.56	2.73	(0.44)	—	(0.44)	—	2.29	34.20	8.55	10,751	1.10	1.49	0.53	60
10/1/18 to 9/30/19	43.06	0.33	—	(6.25)	(5.92)	(0.33)	(4.90)	(5.23)	—	(11.15)	31.91	(11.92)	19,740	1.10	1.58	1.01	55
Institutional Class
10/1/23 to 3/31/24(6)	$28.98	0.31	—	3.53	3.84	(1.48)	—	(1.48)	—	2.36	$31.34	13.56%	$ 14,310	1.05% (13)	1.64%	2.08%	37%
10/1/22 to 9/30/23	23.66	1.07	—	4.58	5.65	(0.33)	—	(0.33)	—	5.32	28.98	24.01	14,596	1.06 (13)	1.55	3.84	70
10/1/21 to 9/30/22	43.24	0.56	—	(13.22)	(12.66)	(0.90)	(6.06)	(6.96)	0.04	(19.58)	23.66	(34.62) (11)	17,202	1.04	1.47	1.73	131
10/1/20 to 9/30/21	35.49	0.29	—	8.03	8.32	(0.44)	(0.13)	(0.57)	—	7.75	43.24	23.55	29,125	1.04	1.50	0.69	51
10/1/19 to 9/30/20	33.21	0.23	—	2.63	2.86	(0.58)	—	(0.58)	—	2.28	35.49	8.61	31,942	1.04	1.51	0.69	60
10/1/18 to 9/30/19	44.65	0.47	—	(6.58)	(6.11)	(0.43)	(4.90)	(5.33)	—	(11.44)	33.21	(11.88)	40,477	1.04	1.61	1.39	55
Class R6
10/1/23 to 3/31/24(6)	$28.64	0.31	—	3.47	3.78	(1.56)	—	(1.56)	—	2.22	$30.86	13.59%	$ 13,190	1.01% (13)	1.54%	2.13%	37%
10/1/22 to 9/30/23	23.36	1.06	—	4.54	5.60	(0.32)	—	(0.32)	—	5.28	28.64	24.11	12,172	1.01 (13)	1.45	3.88	70
10/1/21 to 9/30/22	42.86	0.59	—	(13.08)	(12.49)	(0.99)	(6.06)	(7.05)	0.04	(19.50)	23.36	(34.60) (11)	18,866	1.00	1.37	1.86	131
10/1/20 to 9/30/21	35.17	0.32	—	7.94	8.26	(0.44)	(0.13)	(0.57)	—	7.69	42.86	23.60	31,785	1.00	1.41	0.77	51
10/1/19 to 9/30/20	33.03	0.26	—	2.59	2.85	(0.71)	—	(0.71)	—	2.14	35.17	8.63	29,889	1.00	1.43	0.80	60
10/1/18 to 9/30/19	44.64	0.48	—	(6.59)	(6.11)	(0.60)	(4.90)	(5.50)	—	(11.61)	33.03	(11.82)	28,630	1.00	1.49	1.44	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Short Duration High Income Fund
Class A
10/1/23 to 3/31/24(6)	$13.37	0.44	—	0.34	0.78	(0.48)	—	(0.48)	—	0.30	$13.67	5.92%	$ 114,278	0.86%	1.00%	6.47%	31%
10/1/22 to 9/30/23	12.84	0.85	—	0.49	1.34	(0.81)	—	(0.81)	—	0.53	13.37	10.70	110,220	0.87	1.01	6.43	43
10/1/21 to 9/30/22	14.59	0.64	—	(1.63)	(0.99)	(0.76)	—	(0.76)	—	(1.75)	12.84	(7.05)	114,099	0.86	0.98	4.59	56
10/1/20 to 9/30/21	13.99	0.62	—	0.84	1.46	(0.86)	—	(0.86)	—	0.60	14.59	10.65	145,424	0.86	0.93	4.24	69
10/1/19 to 9/30/20	14.62	0.58	—	(0.54)	0.04	(0.67)	—	(0.67)	—	(0.63)	13.99	0.37	136,690	0.86	0.87	4.13	81
10/1/18 to 9/30/19	14.93	0.51	—	(0.11)	0.40	(0.71)	—	(0.71)	—	(0.31)	14.62	2.85	136,086	0.88	0.88	3.52	47
Class C
10/1/23 to 3/31/24(6)	$13.41	0.42	—	0.35	0.77	(0.46)	—	(0.46)	—	0.31	$13.72	5.83%	$ 47,098	1.11%	1.27%	6.22%	31%
10/1/22 to 9/30/23	12.88	0.82	—	0.48	1.30	(0.77)	—	(0.77)	—	0.53	13.41	10.37	49,229	1.12	1.28	6.17	43
10/1/21 to 9/30/22	14.63	0.61	—	(1.63)	(1.02)	(0.73)	—	(0.73)	—	(1.75)	12.88	(7.27)	58,284	1.11	1.24	4.34	56
10/1/20 to 9/30/21	13.98	0.58	—	0.84	1.42	(0.77)	—	(0.77)	—	0.65	14.63	10.34	77,032	1.11	1.20	4.00	69
10/1/19 to 9/30/20	14.61	0.54	—	(0.54)	—	(0.63)	—	(0.63)	—	(0.63)	13.98	0.12	90,863	1.12	1.13	3.86	81
10/1/18 to 9/30/19	14.90	0.47	—	(0.10)	0.37	(0.66)	—	(0.66)	—	(0.29)	14.61	2.58	117,058	1.14	1.14	3.25	47
Class P
10/1/23 to 3/31/24(6)	$13.29	0.45	—	0.34	0.79	(0.49)	—	(0.49)	—	0.30	$13.59	6.07%	$ 191,796	0.65%	0.77%	6.68%	31%
10/1/22 to 9/30/23	12.77	0.88	—	0.48	1.36	(0.84)	—	(0.84)	—	0.52	13.29	10.92	162,838	0.66	0.79	6.65	43
10/1/21 to 9/30/22	14.52	0.66	—	(1.62)	(0.96)	(0.79)	—	(0.79)	—	(1.75)	12.77	(6.90)	140,949	0.65 (14)	0.65	4.72	56
10/1/20 to 9/30/21	13.90	0.65	—	0.83	1.48	(0.86)	—	(0.86)	—	0.62	14.52	10.81	247,819	0.65	0.76	4.45	69
10/1/19 to 9/30/20	14.51	0.59	—	(0.51)	0.08	(0.69)	—	(0.69)	—	(0.61)	13.90	0.69	264,908	0.63	0.67	4.16	81
10/1/18 to 9/30/19	14.88	0.53	—	(0.10)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.51	3.05	501,138	0.65	0.65	3.70	47
Institutional Class
10/1/23 to 3/31/24(6)	$13.24	0.45	—	0.35	0.80	(0.50)	—	(0.50)	—	0.30	$13.54	6.11%	$ 220,280	0.60%	0.77%	6.73%	31%
10/1/22 to 9/30/23	12.73	0.88	—	0.47	1.35	(0.84)	—	(0.84)	—	0.51	13.24	10.93	238,135	0.61	0.78	6.69	43
10/1/21 to 9/30/22	14.47	0.67	—	(1.61)	(0.94)	(0.80)	—	(0.80)	—	(1.74)	12.73	(6.78)	231,407	0.60	0.76	4.86	56
10/1/20 to 9/30/21	13.89	0.65	—	0.84	1.49	(0.91)	—	(0.91)	—	0.58	14.47	10.91	251,201	0.60	0.70	4.50	69
10/1/19 to 9/30/20	14.52	0.61	—	(0.54)	0.07	(0.70)	—	(0.70)	—	(0.63)	13.89	0.63	285,572	0.61	0.64	4.35	81
10/1/18 to 9/30/19	14.89	0.54	—	(0.11)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.52	3.06	388,672	0.63	0.63	3.74	47
Class R6
10/1/23 to 3/31/24(6)	$13.25	0.46	—	0.34	0.80	(0.50)	—	(0.50)	—	0.30	$13.55	6.15%	$ 17,237	0.55%	0.68%	6.78%	31%
10/1/22 to 9/30/23	12.74	0.89	—	0.47	1.36	(0.85)	—	(0.85)	—	0.51	13.25	11.00	12,953	0.56	0.69	6.75	43
10/1/21 to 9/30/22	14.48	0.68	—	(1.61)	(0.93)	(0.81)	—	(0.81)	—	(1.74)	12.74	(6.74)	10,501	0.55	0.66	4.87	56
10/1/20 to 9/30/21	13.89	0.66	—	0.83	1.49	(0.90)	—	(0.90)	—	0.59	14.48	10.95	21,117	0.55	0.63	4.59	69
10/1/19 to 9/30/20	14.52	0.62	—	(0.54)	0.08	(0.71)	—	(0.71)	—	(0.63)	13.89	0.70	33,741	0.55	0.56	4.49	81
10/1/18 to 9/30/19	14.89	0.56	—	(0.11)	0.45	(0.82)	—	(0.82)	—	(0.37)	14.52	3.20	39,234	0.57	0.57	3.89	47
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

NFJ Emerging Markets Value Fund
Class A
10/1/23 to 3/31/24(6)	$15.59	0.03	—	0.10	0.13	(0.16)	—	(0.16)	—	(0.03)	$15.56	1.14%	$ 5,582	1.19% (15)	1.74%	0.42%	48%
10/1/22 to 9/30/23	13.47	0.16	—	2.32	2.48	(0.36)	—	(0.36)	—	2.12	15.59	18.52	6,606	1.14	1.71	1.03	92
10/1/21 to 9/30/22	20.11	0.09	—	(6.70)	(6.61)	(0.03)	—	(0.03)	—	(6.64)	13.47	(32.92)	8,246	1.15	1.53	0.52	83
10/1/20 to 9/30/21	18.09	0.05	—	2.17	2.22	(0.20)	—	(0.20)	—	2.02	20.11	12.24	15,565	1.14	1.50	0.26	56
10/1/19 to 9/30/20	15.55	0.15	—	2.58	2.73	(0.19)	—	(0.19)	—	2.54	18.09	17.63	14,907	1.14	1.64	0.89	105
10/1/18 to 9/30/19	16.18	0.42	—	(0.68)	(0.26)	(0.37)	—	(0.37)	—	(0.63)	15.55	(1.68)	14,395	1.15	1.65	2.69	101
Class C
10/1/23 to 3/31/24(6)	$15.48	(0.03)	—	0.11	0.08	(0.12)	—	(0.12)	—	(0.04)	$15.44	0.76%	$ 368	1.93% (15)	2.50%	(0.34) %	48%
10/1/22 to 9/30/23	13.40	0.05	—	2.29	2.34	(0.26)	—	(0.26)	—	2.08	15.48	17.57	463	1.89	2.44	0.35	92
10/1/21 to 9/30/22	20.12	(0.05)	—	(6.67)	(6.72)	—	—	—	—	(6.72)	13.40	(33.40)	476	1.90	2.24	(0.25)	83
10/1/20 to 9/30/21	18.07	(0.11)	—	2.17	2.06	(0.01)	—	(0.01)	—	2.05	20.12	11.40	914	1.89	2.25	(0.51)	56
10/1/19 to 9/30/20	15.56	0.03	—	2.57	2.60	(0.09)	—	(0.09)	—	2.51	18.07	16.75	1,016	1.89	2.37	0.16	105
10/1/18 to 9/30/19	16.23	0.35	—	(0.73)	(0.38)	(0.29)	—	(0.29)	—	(0.67)	15.56	(2.38)	1,006	1.90	2.40	2.24	101
Class P
10/1/23 to 3/31/24(6)	$15.57	0.04	—	0.11	0.15	(0.17)	—	(0.17)	—	(0.02)	$15.55	1.14%	$ 1,897	1.03% (15)	1.49%	0.55%	48%
10/1/22 to 9/30/23	13.38	0.17	—	2.32	2.49	(0.30)	—	(0.30)	—	2.19	15.57	18.73	2,786	0.99	1.45	1.07	92
10/1/21 to 9/30/22	19.99	0.14	—	(6.69)	(6.55)	(0.06)	—	(0.06)	—	(6.61)	13.38	(32.84)	11,220	1.00	1.46	0.83	83
10/1/20 to 9/30/21	18.05	0.09	—	2.15	2.24	(0.30)	—	(0.30)	—	1.94	19.99	12.40	10,449	0.99 (8)	1.47	0.44	56
10/1/19 to 9/30/20	15.53	0.22	—	2.53	2.75	(0.23)	—	(0.23)	—	2.52	18.05	17.85	7,192	0.99	1.27	1.33	105
10/1/18 to 9/30/19	16.16	0.45	—	(0.69)	(0.24)	(0.39)	—	(0.39)	—	(0.63)	15.53	(1.53)	2,022	0.99	1.32	2.90	101
Institutional Class
10/1/23 to 3/31/24(6)	$15.49	0.05	—	0.11	0.16	(0.18)	—	(0.18)	—	(0.02)	$15.47	1.28%	$ 25,202	0.93% (15)	1.47%	0.67%	48%
10/1/22 to 9/30/23	13.39	0.19	—	2.31	2.50	(0.40)	—	(0.40)	—	2.10	15.49	18.78	30,855	0.89	1.40	1.27	92
10/1/21 to 9/30/22	19.98	0.13	—	(6.65)	(6.52)	(0.07)	—	(0.07)	—	(6.59)	13.39	(32.75)	44,679	0.89	1.24	0.75	83
10/1/20 to 9/30/21	18.01	0.11	—	2.15	2.26	(0.29)	—	(0.29)	—	1.97	19.98	12.50	122,736	0.89	1.27	0.50	56
10/1/19 to 9/30/20	15.48	0.19	—	2.57	2.76	(0.23)	—	(0.23)	—	2.53	18.01	17.95	115,817	0.89	1.34	1.18	105
10/1/18 to 9/30/19	16.29	0.49	—	(0.73)	(0.24)	(0.57)	—	(0.57)	—	(0.81)	15.48	(1.45)	90,711	0.90	1.37	3.13	101

NFJ Global Sustainability Fund
Class A
10/1/23 to 3/31/24(6)	$14.58	0.04	—	1.52	1.56	(0.19)	(2.57)	(2.76)	—	(1.20)	$13.38	11.45%	$ 7,106	0.94%	1.46%	0.56%	27%
10/1/22 to 9/30/23	15.37	0.09	—	3.06	3.15	(0.25)	(3.69)	(3.94)	—	(0.79)	14.58	22.38	7,776	0.94	1.45	0.58	114
10/1/21 to 9/30/22	25.50	0.18	—	(5.11)	(4.93)	(0.15)	(5.06)	(5.21)	0.01	(10.13)	15.37	(25.53) (11)	3,451	0.94	1.42	0.85	70
10/1/20 to 9/30/21	21.06	0.13	—	4.97	5.10	(0.16)	(0.50)	(0.66)	—	4.44	25.50	24.61	5,305	0.94	1.37	0.54	30
10/1/19 to 9/30/20	18.27	0.11	—	3.03	3.14	(0.02)	(0.33)	(0.35)	—	2.79	21.06	17.35	2,350	0.98	1.44	0.58	31
10/1/18 to 9/30/19	19.46	0.14	—	0.04	0.18	(0.30)	(1.07)	(1.37)	—	(1.19)	18.27	2.43	1,444	1.09	1.84	0.77	49
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
NFJ Global Sustainability Fund (Continued)
Class P
10/1/23 to 3/31/24(6)	$14.94	0.05	—	1.57	1.62	(0.17)	(2.57)	(2.74)	—	(1.12)	$13.82	11.55%	$ 2,312	0.79%	1.21%	0.74%	27%
10/1/22 to 9/30/23	15.63	0.12	—	3.12	3.24	(0.24)	(3.69)	(3.93)	—	(0.69)	14.94	22.61	2,153	0.79	1.21	0.75	114
10/1/21 to 9/30/22	25.72	0.20	—	(5.20)	(5.00)	(0.04)	(5.06)	(5.10)	0.01	(10.09)	15.63	(25.44) (11)	2,689	0.79	0.98	0.94	70
10/1/20 to 9/30/21	21.22	0.10	—	5.07	5.17	(0.17)	(0.50)	(0.67)	—	4.50	25.72	24.78	5,336	0.79	1.17	0.44	30
10/1/19 to 9/30/20	18.39	0.14	—	3.05	3.19	(0.03)	(0.33)	(0.36)	—	2.83	21.22	17.52	28,372	0.84	1.13	0.74	31
10/1/18 to 9/30/19	19.68	0.21	—	(0.02)	0.19	(0.41)	(1.07)	(1.48)	—	(1.29)	18.39	2.56	21,582	0.94	1.65	1.17	49
Institutional Class
10/1/23 to 3/31/24(6)	$15.39	0.06	—	1.62	1.68	(0.17)	(2.57)	(2.74)	—	(1.06)	$14.33	11.64%	$ 43,479	0.69%	1.11%	0.82%	27%
10/1/22 to 9/30/23	15.96	0.14	—	3.19	3.33	(0.21)	(3.69)	(3.90)	—	(0.57)	15.39	22.74	43,628	0.69	1.11	0.85	114
10/1/21 to 9/30/22	26.28	0.24	—	(5.33)	(5.09)	(0.18)	(5.06)	(5.24)	0.01	(10.32)	15.96	(25.39) (11)	74,848	0.69	1.06	1.11	70
10/1/20 to 9/30/21	21.64	0.18	—	5.13	5.31	(0.17)	(0.50)	(0.67)	—	4.64	26.28	24.95	114,884	0.69	1.09	0.72	30
10/1/19 to 9/30/20	18.75	0.17	—	3.10	3.27	(0.05)	(0.33)	(0.38)	—	2.89	21.64	17.59	132,073	0.74	1.03	0.88	31
10/1/18 to 9/30/19	19.72	0.19	—	0.06	0.25	(0.15)	(1.07)	(1.22)	—	(0.97)	18.75	2.63	2,072	0.84	1.66	1.05	49

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Amount is less than $0.005 per share.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Payment from affiliate had no impact on total return.
(12)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(13)	Includes interest expense on borrowings.
(14)	The share class is currently under its expense limitation.
(15)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2024, were 1.14% (Class A), 1.89% (Class C), 0.99% (Class P) and 0.89% (Institutional Class).
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024
Note 1. Organization
Virtus Strategy Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 7 funds (each a “Fund” or collectively, the “Funds”), each reported in this annual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Water Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Convertible Fund	Seeking maximum total return, consisting of capital appreciation and current income.
Duff & Phelps Water Fund	Seeking long-term capital appreciation.
Global Allocation Fund	Seeking after-inflation capital appreciation and current income.
International Small-Cap Fund	Seeking maximum long-term capital appreciation.
Newfleet Short Duration High Income Fund	Seeking a high level of current income with lower volatility than the broader high yield market.
NFJ Emerging Markets Value Fund	Seeking long-term capital appreciation.
NFJ Global Sustainability Fund	Seeking long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
The Convertible Fund and Global Allocation Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 Shares, and Administrative Class shares. The Duff & Phelps Water Fund and NFJ Emerging Markets Value Fund offer Class A shares, Class C shares, Class P shares, and Institutional Class shares. The International Small-Cap Fund and Newfleet Short Duration High Income Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. The NFJ Global Sustainability Fund offers Class A shares, Class P shares, and Institutional Class shares.
Class A shares of Newfleet Short Duration High Income Fund are sold with a front-end sales charge of up to 2.25% with some exceptions. Class A shares of all Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Newfleet Short Duration High Income Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Convertible Fund, Global Allocation Fund and International Small-Cap Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

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In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
     •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are

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generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency

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transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
J.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on

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March 31, 2024
major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
M.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of March 31, 2024, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended March 31, 2024, the Global Allocation Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

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During the six months ended March 31, 2024, none of the Funds entered into forward foreign currency exchange contracts.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended March 31, 2024, the Global Allocation Fund utilized credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

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The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at March 31, 2024:
Statement Line Description	Primary Risk	Global Allocation Fund
Asset Derivatives
Variation margin receivable on swap contracts(1)	Credit contracts	$ 6
Variation margin receivable on futures contracts(1)	Equity contracts	461
Variation margin receivable on futures contracts(1)	Foreign currency contracts	18
Variation margin receivable on futures contracts(1)	Interest rate contracts	130
Total Assets		$ 615
Liability Derivatives
Variation margin receivable on futures contracts(1)	Equity contracts	$ (47)
Variation margin receivable on futures contracts(1)	Foreign currency contracts	(1)
Variation margin receivable on futures contracts(1)	Interest rate contracts	(39)
Total Liabilities		$ (87)

(1)	Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange traded swap contracts.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended March 31, 2024:
Statement Line Description	Primary Risk	Global Allocation Fund
Net Realized Gain (Loss) from
Futures	Equity contracts	$3,672
Futures	Foreign currency contracts	(565)
Futures	Interest rate contracts	(259)
Swaps	Credit contracts	87
Total		$2,935
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Equity contracts	$2,066
Futures	Foreign currency contracts	(37)
Futures	Interest rate contracts	358
Swaps	Credit contracts	(25)
Total		$2,362

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended March 31, 2024.
Global Allocation Fund
Futures Contracts - Long Positions(1)	$ (193)
Futures Contracts - Short Positions(1)	56
Credit Default Swap Contracts - Sell Protection(2)	1,700
(1) Average unrealized for the period.
(2) Notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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March 31, 2024
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Global Allocation Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of March 31, 2024:

At March 31, 2024, the Funds’ derivative assets and liabilities (by type) are as follows:
Global Allocation Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 80	$—
Centrally cleared swaps	— (1)	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 80	$—
Derivatives not subject to a MNA or similar agreement	(80)	—
Total assets and liabilities subject to a MNA	$ —	$—

(1)	Amount is less than $500 (not in thousands).

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Convertible Fund	0.57%
Duff & Phelps Water Fund	0.95
Global Allocation Fund	0.70
International Small-Cap Fund	1.00
Newfleet Short Duration High Income Fund	0.48
NFJ Emerging Markets Value Fund	0.85
NFJ Global Sustainability Fund	0.80
During the six months ended March 31, 2024, the Global Allocation Fund invested a portion of its assets in NFJ Global Sustainability Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the NFJ Global Sustainability Fund. For the six months ended March 31, 2024, the waiver amounted to $180 for the Global Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Convertible Fund	Voya IM(1)
Duff & Phelps Water Fund	Duff & Phelps(2)
Global Allocation Fund	N/A
International Small-Cap Fund	N/A
Newfleet Short Duration High Income Fund	Newfleet (3)
NFJ Emerging Markets Value Fund	NFJ (4)
NFJ Global Sustainability Fund	NFJ (4)
(1)	Voya Investment Management Co. LLC (“Voya IM”).
(2)	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(4)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
Convertible Fund	0.96%	1.73%	0.71%	0.71%	0.62%	0.93%
Duff & Phelps Water Fund	1.22	1.97	0.94	0.93	N/A	N/A
Global Allocation Fund	0.52	1.27	0.32	0.29	0.22	0.47
International Small-Cap Fund	1.25	2.00	1.10	1.04	1.00	N/A
Newfleet Short Duration High Income Fund	0.86	1.11	0.65	0.60	0.55	N/A
NFJ Emerging Markets Value Fund	1.14	1.89	0.99	0.89	N/A	N/A
NFJ Global Sustainability Fund	0.94	N/A	0.79	0.69	N/A	N/A

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by six months ending March 31:

	Expiration
Fund	2024	2025	2026	2027	Total
Convertible Fund
Class A	$ 259	$ 436	$ 311	$ 127	$ 1,133
Class C	63	101	88	41	293
Class P	785	704	418	218	2,125
Institutional Class	1,010	1,580	1,328	538	4,456
Class R6	—	— (1)	— (1)	— (1)	— (1)
Administrative Class	11	51	12	4	78
Duff & Phelps Water Fund
Class A	371	685	584	278	1,918
Class C	96	148	111	50	405
Class P	611	707	428	196	1,942
Institutional Class	500	985	774	353	2,612
Global Allocation Fund
Class A	130	225	226	105	686
Class C	6	12	13	6	37
Class P	17	20	11	4	52
Institutional Class	17	42	34	15	108
Class R6	560	948	1,051	447	3,006
Administrative Class	1	— (1)	1	— (1)	2
International Small-Cap Fund
Class A	12	21	18	11	62
Class C	1	1	1	1	4
Class P	27	24	18	10	79
Institutional Class	89	98	94	41	322
Class R6	74	103	84	33	294
Newfleet Short Duration High Income Fund
Class A	67	158	156	77	458
Class C	50	88	87	37	262
Class P	219	199	206	107	731
Institutional Class	155	439	389	201	1,184
Class R6	14	19	9	10	52
NFJ Emerging Markets Value Fund
Class A	27	49	42	16	134
Class C	2	3	3	1	9
Class P	35	54	36	6	131
Institutional Class	246	328	194	75	843
NFJ Global Sustainability Fund
Class A	12	24	26	19	81
Class P	23	14	10	5	52
Institutional Class	275	391	228	92	986
(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2024, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2024, it retained net commissions of $16 for Class A shares and CDSC of $4 Class C shares, respectively.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares (0.50% for Newfleet Short Duration High Income Fund). Administrative Class shares pay a 0.25% Administrative Distribution fee. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2024, the Funds incurred administration fees totaling $1,369 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2024, the Funds incurred transfer agent fees totaling $613 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2024, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
NFJ Global Sustainability Fund
Institutional Class	2,908,879	$41,678
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Global Allocation Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the six months ended March 31, 2024, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Global Allocation Fund
Affiliated Mutual Funds—22.8%
Virtus Duff & Phelps Water Fund Institutional Shares(3)	$ 6,034	$ 243	$ 984	$ 64	$ 1,023	$ 6,380	312,428	$ 63	$ 180
Virtus NFJ Global Sustainability Fund Institutional Shares(3)	39,876	7,098	2,765	(1,042)	(1,539)	41,628	2,904,993	452	6,646
	$45,910	$7,341	$3,749	$ (978)	$ (516)	$48,008		$515	$6,826

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Value, beginning of period	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Global Allocation Fund
Affiliated Exchange-Traded Fund—2.0%
Virtus Duff & Phelps Clean Energy ETF(3)	$ 4,170	$ —	$ —	$ —	$ 82	$ 4,252	244,000	$ 20	$ —
Total	$50,080	$7,341	$3,749	$ (978)	$ (434)	$52,260		$535	$6,826
Footnote Legend:
(1)	The Global Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2024, the Fund was the owner of record of 78% of the NFJ Global Sustainability Fund Institutional Class, 65% of the Duff & Phelps Clean Energy ETF and less than 1% of Duff & Phelps Water Fund Institutional shares.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2024.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the six months ended March 31, 2024, were as follows:
	Purchases	Sales
Convertible Fund	$996,661	$1,168,590
Duff & Phelps Water Fund	72,266	129,206
Global Allocation Fund	56,304	56,863
International Small-Cap Fund	12,253	14,725
Newfleet Short Duration High Income Fund	176,595	169,371
NFJ Emerging Markets Value Fund	17,590	27,451
NFJ Global Sustainability Fund	14,036	20,344
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2024, were as follows:
	Purchases	Sales
Global Allocation Fund	$1,646	$3,817
Newfleet Short Duration High Income Fund	—	5,946

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Convertible Fund				Duff & Phelps Water Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	240	$ 7,654	1,003	$ 31,453	379	$ 7,167	790	$ 14,612
Reinvestment of distributions	85	2,781	117	3,647	312	5,940	44	786
Shares repurchased	(1,475)	(46,763)	(2,597)	(81,761)	(1,151)	(21,652)	(2,462)	(45,405)
Net Increase / (Decrease)	(1,150)	$ (36,328)	(1,477)	$ (46,661)	(460)	$ (8,545)	(1,628)	$ (30,007)
Class C
Shares sold	49	$ 1,568	361	$ 11,476	145	$ 2,646	97	$ 1,682
Reinvestment of distributions	25	829	22	684	55	979	—	—
Shares repurchased	(428)	(13,799)	(762)	(24,294)	(392)	(6,914)	(678)	(11,580)
Net Increase / (Decrease)	(354)	$ (11,402)	(379)	$ (12,134)	(192)	$ (3,289)	(581)	$ (9,898)
Class P
Shares sold	1,334	$ 40,583	4,047	$ 122,063	593	$ 11,574	707	$ 13,008
Reinvestment of distributions	158	4,914	203	6,057	171	3,287	17	305
Shares repurchased	(2,244)	(67,776)	(5,192)	(157,045)	(1,183)	(22,521)	(3,100)	(56,423)
Net Increase / (Decrease)	(752)	$ (22,279)	(942)	$ (28,925)	(419)	$ (7,660)	(2,376)	$ (43,110)
Institutional Class
Shares sold	1,800	$ 55,828	6,215	$ 191,619	637	$ 11,900	1,802	$ 32,417
Reinvestment of distributions	442	14,037	590	17,877	450	8,382	109	1,923
Shares repurchased	(6,368)	(194,518)	(10,369)	(318,081)	(1,925)	(35,607)	(4,190)	(74,751)
Net Increase / (Decrease)	(4,126)	$ (124,653)	(3,564)	$ (108,585)	(838)	$ (15,325)	(2,279)	$ (40,411)
Class R6
Shares sold	7	$ 202	5	$ 143	—	$ —	—	$ —
Reinvestment of distributions	— (1)	6	— (1)	2	—	—	—	—
Shares repurchased	(3)	(81)	(—) (1)	(5)	—	—	—	—
Net Increase / (Decrease)	4	$ 127	5	$ 140	—	$ —	—	$ —
Administrative Class
Shares sold	— (1)	$ 1	26	$ 805	—	$ —	—	$ —
Reinvestment of distributions	2	81	3	100	—	—	—	—
Shares repurchased	(50)	(1,577)	(373)	(11,385)	—	—	—	—
Net Increase / (Decrease)	(48)	$ (1,495)	(344)	$ (10,480)	—	$ —	—	$ —

	Global Allocation Fund				International Small-Cap Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	49	$ 487	235	$ 2,276	7	$ 191	11	$ 282
Reinvestment of distributions	82	809	175	1,612	7	183	1	34
Shares repurchased	(331)	(3,247)	(720)	(6,935)	(15)	(408)	(24)	(620)
Net Increase / (Decrease)	(200)	$ (1,951)	(310)	$ (3,047)	(1)	$ (34)	(12)	$ (304)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Global Allocation Fund				International Small-Cap Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold	9	$ 94	36	$ 358	— (1)	$ 12	— (1)	$ 7
Reinvestment of distributions	3	28	9	89	— (1)	4	—	—
Shares repurchased	(44)	(461)	(80)	(808)	(3)	(100)	(2)	(50)
Net Increase / (Decrease)	(32)	$ (339)	(35)	$ (361)	(3)	$ (84)	(2)	$ (43)
Class P
Shares sold	6	$ 55	36	$ 347	1	$ 16	3	$ 77
Reinvestment of distributions	3	25	7	62	7	216	2	60
Shares repurchased	(58)	(549)	(128)	(1,207)	(6)	(186)	(80)	(2,116)
Net Increase / (Decrease)	(49)	$ (469)	(85)	$ (798)	2	$ 46	(75)	$ (1,979)
Institutional Class
Shares sold	26	$ 261	44	$ 418	57	$ 1,703	108	$ 3,045
Reinvestment of distributions	15	145	31	287	19	565	9	226
Shares repurchased	(142)	(1,392)	(184)	(1,747)	(123)	(3,757)	(340)	(9,791)
Net Increase / (Decrease)	(101)	$ (986)	(109)	$ (1,042)	(47)	$ (1,489)	(223)	$ (6,520)
Class R6
Shares sold	652	$ 6,149	3,166	$ 29,505	24	$ 697	92	$ 2,446
Reinvestment of distributions	511	4,840	1,077	9,542	22	646	9	226
Shares repurchased	(1,744)	(16,306)	(7,039)	(65,701)	(44)	(1,284)	(483)	(13,563)
Net Increase / (Decrease)	(581)	$ (5,317)	(2,796)	$ (26,654)	2	$ 59	(382)	$ (10,891)
Administrative Class
Shares sold	—	$ —	— (1)	$ —(2)	—	$ —	—	$ —
Reinvestment of distributions	— (1)	1	— (1)	1	—	—	—	—
Shares repurchased	(—) (1)	(1)	(1)	(15)	—	—	—	—
Net Increase / (Decrease)	— (1)	$ —(2)	(1)	$ (14)	—	$ —	—	$ —

	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,135	$ 15,401	1,920	$ 25,376	151	$ 2,260	379	$ 6,076
Reinvestment of distributions	257	3,474	442	5,832	4	65	12	172
Shares repurchased	(1,280)	(17,344)	(3,004)	(39,673)	(220)	(3,295)	(579)	(9,057)
Net Increase / (Decrease)	112	$ 1,531	(642)	$ (8,465)	(65)	$ (970)	(188)	$ (2,809)
Class C
Shares sold	430	$ 5,850	620	$ 8,220	— (1)	$ 3	1	$ 20
Reinvestment of distributions	109	1,474	220	2,909	— (1)	3	1	9
Shares repurchased	(777)	(10,549)	(1,696)	(22,489)	(6)	(98)	(8)	(116)
Net Increase / (Decrease)	(238)	$ (3,225)	(856)	$ (11,360)	(6)	$ (92)	(6)	$ (87)
Class P
Shares sold	4,113	$ 55,356	6,738	$ 88,835	12	$ 187	745	$ 12,116
Reinvestment of distributions	386	5,207	565	7,411	2	29	5	81
Shares repurchased	(2,640)	(35,652)	(6,087)	(80,109)	(71)	(1,061)	(1,409)	(19,782)
Net Increase / (Decrease)	1,859	$ 24,911	1,216	$ 16,137	(57)	$ (845)	(659)	$ (7,585)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	3,405	$ 45,689	6,569	$ 86,486	92	$ 1,392	452	$ 7,230
Reinvestment of distributions	641	8,586	1,083	14,164	23	347	67	1,003
Shares repurchased	(5,761)	(77,404)	(7,852)	(102,636)	(477)	(7,214)	(1,865)	(28,263)
Net Increase / (Decrease)	(1,715)	$ (23,129)	(200)	$ (1,986)	(362)	$ (5,475)	(1,346)	$ (20,030)
Class R6
Shares sold	531	$ 7,155	683	$ 9,071	—	$ —	—	$ —
Reinvestment of distributions	18	236	32	416	—	—	—	—
Shares repurchased	(254)	(3,420)	(562)	(7,262)	—	—	—	—
Net Increase / (Decrease)	295	$ 3,971	153	$ 2,225	—	$ —	—	$ —

	NFJ Global Sustainability Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	44	$ 688	349	$ 5,392
Reinvestment of distributions	115	1,473	65	888
Shares repurchased	(161)	(2,179)	(105)	(1,570)
Net Increase / (Decrease)	(2)	$ (18)	309	$ 4,710
Class P
Shares sold	24	$ 334	16	$ 254
Reinvestment of distributions	28	377	42	581
Shares repurchased	(29)	(417)	(86)	(1,341)
Net Increase / (Decrease)	23	$ 294	(28)	$ (506)
Institutional Class
Shares sold	12	$ 170	80	$ 1,245
Reinvestment of distributions	546	7,527	740	10,584
Shares repurchased	(358)	(5,108)	(2,674)	(45,008)
Net Increase / (Decrease)	200	$ 2,589	(1,854)	$ (33,179)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of March 31, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Convertible Fund	28%	2
Duff & Phelps Water Fund	22	2
Global Allocation Fund	44	2
International Small-Cap Fund	70	2
Newfleet Short Duration High Income Fund	12	1
NFJ Emerging Markets Value Fund	76	2
NFJ Global Sustainability Fund	78	1 *
*	Includes affiliated shareholder account(s).

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2024, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Water Fund	Machinery	26%
NFJ Emerging Markets Value Fund	Information Technology	25

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Fund held securities that were considered to be restricted at March 31, 2024:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Newfleet Short Duration High Income Fund	Cloud Peak Energy, Inc.	8/14/2020	$—	$—	0.0%
Note 11. Redemption Facility
($ reported in thousands)
On June 14, 2021, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a scheduled termination date of July 6, 2024, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. At March 31, 2024, the Funds did not have outstanding borrowings Credit Agreement.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
International Small-Cap Fund	$1	$2,450	6.42%	2
NFJ Emerging Markets Value Fund	5	5,340	6.42	5
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Convertible Fund	$ 1,227,400	$ 131,544	$ (20,488)	$ 111,056
Duff & Phelps Water Fund	403,042	262,848	(14,275)	248,573
Global Allocation Fund	197,762	9,882	(13,842)	(3,960)
International Small-Cap Fund	27,880	7,133	(1,192)	5,941
Newfleet Short Duration High Income Fund	594,147	6,592	(21,507)	(14,915)
NFJ Emerging Markets Value Fund	34,385	1,844	(3,216)	(1,372)
NFJ Global Sustainability Fund	48,264	7,122	(3,249)	3,873

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Convertible Fund	$95,859	$ —
Global Allocation Fund	2,898	—
International Small-Cap Fund	2,924	—
Newfleet Short Duration High Income Fund	47,014	129,488
NFJ Emerging Markets Value Fund	6,738	4,033
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASU 2020-04 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following is a subsequent event requiring recognition or disclosure in these financial statements:
Effective May 10, 2024, Class P and Administrative Class shares of the Funds will no longer be offered. Existing Class P shares of each of the Funds will be converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Convertible Fund and Global Allocation Fund will be converted to Institutional Class shares of each respective Fund.
Shareholders holding Class P shares or Administrative Class shares at the time of the conversion will receive Institutional Class shares having an aggregate net asset value equal to the aggregate net asset value of their Class P shares or Administrative Class shares immediately prior to the conversion. Please refer to each Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.
No purchases may be made into Class P shares or Administrative Class shares of any Fund after the close of business on May 6, 2024, provided that the Funds’ transfer agent may make exceptions at its discretion to address operational limitations.
Also effective May 10, 2024, the Adviser will extend the duration of the contractual expense limitation arrangements for Convertible Fund and Duff & Phelps Water Fund to be effective through May 10, 2026.
As of May 11, 2024, references to Class P shares or Administrative Class shares in the prospectuses and SAI for each applicable Fund of the Trust will be removed and Class P shares or Administrative Class shares no longer will be available.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
CONVERTIBLE FUND, VIRTUS DUFF & PHELPS WATER FUND, VIRTUS NEWFLEET
SHORT DURATION HIGH INCOME FUND, VIRTUS NFJ EMERGING MARKETS VALUE
FUND AND VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND CONSIDERATION OF
ADVISORY AGREEMENT FOR VIRTUS GLOBAL ALLOCATION FUND AND VIRTUS
INTERNATIONAL SMALL-CAP FUND (EACH A “FUND” AND COLLECTIVELY, THE
“FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Strategy Trust (the “Trust”) is responsible for determining whether to approve the continuation of each investment advisory agreement (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) among the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“DPIM”) with respect to Virtus Duff & Phelps Water Fund; among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), acting through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Short Duration High Income Fund; among the Trust, VIA and NFJ Investment Group, LLC (“NFJ”), with respect to Virtus NFJ Emerging Markets Value Fund and Virtus NFJ Global Sustainability Fund; and among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”), with respect to Virtus Convertible Fund (each of DPIM, VFIA, NFJ, and Voya, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2023, and November 13-15, 2023 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the applicable Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the applicable Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the applicable Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
CONVERTIBLE FUND, VIRTUS DUFF & PHELPS WATER FUND, VIRTUS NEWFLEET
SHORT DURATION HIGH INCOME FUND, VIRTUS NFJ EMERGING MARKETS VALUE FUND AND VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND CONSIDERATION OF
ADVISORY AGREEMENT FOR VIRTUS GLOBAL ALLOCATION FUND AND VIRTUS
INTERNATIONAL SMALL-CAP FUND (EACH A “FUND” AND COLLECTIVELY, THE
“FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that most of the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with respect to those Funds, the Board considered VIA’s process for supervising and managing the respective Funds’ subadviser, if any, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered with respect to all of the Funds: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s trading practices. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
CONVERTIBLE FUND, VIRTUS DUFF & PHELPS WATER FUND, VIRTUS NEWFLEET
SHORT DURATION HIGH INCOME FUND, VIRTUS NFJ EMERGING MARKETS VALUE FUND AND VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND CONSIDERATION OF
ADVISORY AGREEMENT FOR VIRTUS GLOBAL ALLOCATION FUND AND VIRTUS
INTERNATIONAL SMALL-CAP FUND (EACH A “FUND” AND COLLECTIVELY, THE
“FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2023. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Convertible Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Water Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and underperformed its benchmark for the 3- and 10-year periods.
Virtus Global Allocation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-. 3-, and 5-year periods and underperformed its benchmark for the 10-year period.
Virtus International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-year period and underperformed the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
Virtus Newfleet Short Duration High Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
Virtus NFJ Emerging Markets Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1- and 10-year periods and underperformed the median of its Performance Universe and its benchmark for the 3- and 5-year periods.
Virtus NFJ Global Sustainability Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date, 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the year-to-date, 1- and 5-year periods and underperformed its benchmark for the 3-year period.
The Board noted that each Fund other than Virtus NFJ Emerging Markets Value Fund had changed from a prior subadviser in July of 2022, so that some of the performance considered was that of the prior subadviser. The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Funds’ underperformance and/or actions taken to address the underperformance, was satisfactory.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
CONVERTIBLE FUND, VIRTUS DUFF & PHELPS WATER FUND, VIRTUS NEWFLEET
SHORT DURATION HIGH INCOME FUND, VIRTUS NFJ EMERGING MARKETS VALUE FUND AND VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND CONSIDERATION OF
ADVISORY AGREEMENT FOR VIRTUS GLOBAL ALLOCATION FUND AND VIRTUS
INTERNATIONAL SMALL-CAP FUND (EACH A “FUND” AND COLLECTIVELY, THE
“FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe. The Trustees considered the Funds’ expenses in connection with the review of Fund performance.
Virtus Convertible Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Duff & Phelps Water Fund. The Board considered that the Fund’s net management fee was in the fourth quintile and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Global Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet Short Duration High Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus NFJ Emerging Markets Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus NFJ Global Sustainability Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the first quintile of the Expense Universe.
The Board concluded that the advisory fees for each Fund and the subadvisory fees for the Fund(s) managed by the Subadvisers, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
CONVERTIBLE FUND, VIRTUS DUFF & PHELPS WATER FUND, VIRTUS NEWFLEET
SHORT DURATION HIGH INCOME FUND, VIRTUS NFJ EMERGING MARKETS VALUE FUND AND VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND CONSIDERATION OF
ADVISORY AGREEMENT FOR VIRTUS GLOBAL ALLOCATION FUND AND VIRTUS
INTERNATIONAL SMALL-CAP FUND (EACH A “FUND” AND COLLECTIVELY, THE
“FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers and the profitability to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Voya, the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. The Board concluded that the profitability to the Subadvisers from each Fund was reasonable in light of the quality of the services rendered to the Funds by the Subadvisers as well as other factors.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense caps were in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through February 1, 2025. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time. With respect to whether the Subadvisers realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, DPIM, NFJ and VFIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA, DPIM, NFJ and VFIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Convertible Fund, Virtus Duff & Phelps Water Fund,
Virtus Global Allocation Fund, Virtus International Small-Cap Fund,
Virtus Newfleet Short Duration High Income Fund, Virtus NFJ Emerging Markets Value Fund,
and Virtus NFJ Global Sustainability Fund (each a “Fund” and together the “Funds”), each a series of Virtus Strategy Trust
(Unaudited)
Supplement dated March 25, 2024 to the Funds’ Summary Prospectuses and the Virtus Strategy Trust Statutory Prospectus and Statement of Additional Information (“SAI”),
each dated January 29, 2024, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective May 10, 2024, Class P and Administrative Class shares of the Funds will no longer be offered. Existing Class P shares of each of the Funds will be converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Virtus Convertible Fund and Virtus Global Allocation Fund will be converted to Institutional Class shares of each respective Fund.
Shareholders holding Class P shares or Administrative Class shares at the time of the conversion will receive Institutional Class shares having an aggregate net asset value equal to the aggregate net asset value of their Class P shares or Administrative Class shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Shareholders whose Class P shares or Administrative Class shares are converted to Institutional Class shares in this event will be eligible to purchase Institutional Class shares in their existing account without imposition of any sales charges after the conversion. Please refer to each Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options. No purchases may be made into Class P shares or Administrative Class shares of any Fund after the close of business on May 6, 2024, provided that the Funds’ transfer agent may make exceptions at its discretion to address operational limitations.
Also effective May 10, 2024, the Funds’ investment adviser, Virtus Investment Advisers, Inc., will extend the duration of the contractual expense limitation arrangements for Virtus Convertible Fund and Virtus Duff & Phelps Water Fund to be effective through May 10, 2026.
As of May 11, 2024, references to Class P shares or Administrative Class shares in the prospectuses and SAI for each applicable Fund of the Trust will be removed and Class P shares or Administrative Class shares no longer will be available.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VST 8060/Class P/Admin Class Conversions (3/2024)

Virtus Duff & Phelps Water Fund (the “Fund”),
a series of Virtus Strategy Trust
(Unaudited)
Supplement dated April 5, 2024, to the Fund’s Summary Prospectus and the
Virtus Strategy Trust Statutory Prospectus and Statement of Additional Information (“SAI”),
each dated January 29, 2024, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective April 5, 2024, Evan Lang, CFA will no longer be a portfolio manager of the Fund and all references to Mr. Lang will be removed from the Fund’s Summary Prospectus, Statutory Prospectus and SAI.
There will be no change to the investment process for the Fund, which is team oriented, or to the other disclosures concerning the Fund, including fees, expenses, investment objective, strategies and risks, as a result of Mr. Lang ceasing to serve as a portfolio manager of the Fund.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VST 8060 Water Fund PM Change (4/2024)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS STRATEGY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8069	05-24

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Strategy Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/24/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/24/2024

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 5/24/2024

*	Print the name and title of each signing officer under his or her signature.